UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03692

Morgan Stanley Variable Investment Series
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31, 2014

Date of reporting period:	June 30, 2014

Item 1 - Report to Shareholders

MORGAN STANLEY
VARIABLE INVESTMENT SERIES

Semi-Annual Report

JUNE 30, 2014

The Portfolios are intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Investment Series

Table of Contents

Letter to the Shareholders	1
Fund Performance	10
Expense Examples	12
Investment Advisory Agreement Approval	15
Portfolio of Investments:
Money Market	18
Limited Duration	23
Income Plus	32
European Equity	43
Multi Cap Growth	46
Financial Statements:
Statements of Assets and Liabilities	50
Statements of Operations	52
Statements of Changes in Net Assets	54
Notes to Financial Statements	58
Financial Highlights	90
Results of Special Shareholder Meetings	96

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ June 30, 2014 (unaudited)

Dear Shareholder:

Financial markets faced some significant headwinds during the six-month period, including a volatile start to the year, disappointing economic growth across many of the world's major economies, and an increase in geopolitical tensions. Yet, aided by a backdrop of favorable global monetary policy and low inflation, risky assets, such as stocks and non-government sectors of the bond market, sustained their leads in the first six months of 2014.

Domestic and International Equity Overview

U.S. stocks advanced in the six-month period, up 7.14% as measured by the S&P 500® Index, but not without turbulence, especially early in 2014. Although the harsh winter weather was blamed for distortions in the economic data during the first quarter, there were some lingering uncertainties as to whether the U.S. economy was actually heading for a longer-term slump, which contributed to market turbulence in the first few months of the year.

However, improving economic data in the spring pointed to a likely reacceleration of the U.S. economy in the second quarter. Investor confidence was also bolstered by assurances from the Federal Reserve (Fed) that it could keep rates low "for a considerable time" after its bond buying stimulus program winds down. These influences helped the markets look past the escalating conflict between Russia and Ukraine, as well as increasing sectarian violence in Iraq, where Sunni militants began taking control of cities in the north.

European equities contended with slowing economic growth and deflation worries during the quarter but interventions from major central banks helped shares appreciate 5.5%, as measured by the MSCI Europe Index. Europe's better-performing sectors included pharmaceuticals, which benefited from increased merger and acquisition speculation; utilities, which advanced as investors fearing deflation sought relatively stable, defensive companies; and autos, which benefited from Europe's domestic recovery.

Fixed Income Overview

With low inflation persisting across major world economies and central banks remaining on the dovish side (that is, favoring low interest rates), the riskier segments of the fixed income markets performed well during the six-month period.

Corporate bonds saw gains during the period, as yield spreads narrowed relative to Treasuries. High yield and convertible bonds, with their equity-like characteristics, performed especially well because of the stock market's overall appreciation.

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ June 30, 2014 (unaudited) continued

In the securitized market, monetary policy continued to play a primary role. Although the Fed continued to gradually reduce the amount of its monthly bond purchases, demand is expected to continue to exceed net supply in many mortgage backed security (MBS) sectors, providing a positive backdrop for MBS performance. The ongoing recovery in the fundamentals of the commercial real estate market have remained on track, which has benefited commercial MBS.

The yield on the 10-year Treasury fell and prices rose (as the two are inversely related) in the first quarter, as investors looked to government bonds for their relative safety amid concerns about the first quarter's weak economic data. Although the economy appeared to be on the mend during the second quarter, investors seemed reassured that the pace of growth was unlikely to prompt the Fed to raise short-term interest rates any time soon. This helped extend Treasuries' rally in the second quarter, further weighing on the 10-year yield.

The Fed's near-zero interest rate policy continued to constrain money market yields. The actions of the Fed's policy making committee, including the testing of a new tool designed to help control short-term interest rates and the tapering of its monthly bond purchases, continued to be a major focus of the markets during the period.

Money Market Portfolio

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in such funds.

As of June 30, 2014, Variable Investment Series – Money Market Portfolio had net assets of approximately $68.1 million with an average portfolio maturity of 31 days. For the seven-day period ended June 30, 2014, the Portfolio's Class X shares provided an effective annualized yield of 0.01% (subsidized) and -0.50% (non-subsidized) and a current yield of 0.01% (subsidized) and -0.50% (non-subsidized), while its 30-day moving average yield for June 30, 2014 was 0.01% (subsidized) and -0.50% (non-subsidized). Yield quotations more closely reflect the current earnings of the Portfolio. The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown. For the six-month period ended June 30, 2014, the Portfolio's Class X shares returned 0.00%. Past performance is no guarantee of future results.

For the seven-day period ended June 30, 2014, the Portfolio's Class Y shares provided an effective annualized yield of 0.01% (subsidized) and -0.75% (non-subsidized) and a current yield of 0.01% (subsidized) and -0.74% (non-subsidized), while its 30-day moving average yield for June 30, 2014 was

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ June 30, 2014 (unaudited) continued

0.01% (subsidized) and -0.75% (non-subsidized). Yield quotations more closely reflect the current earnings of the Portfolio. The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown. For the six-month period ended June 30, 2014, the Portfolio's Class Y shares returned 0.00%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

We remain quite comfortable in our conservative approach to managing the Portfolio, focusing on securities with high liquidity and short durations. We believe our investment process and focus on credit research and risk management, combined with the high degree of liquidity and short maturity position of the Portfolio, has put us in a favorable position to respond to market uncertainty. Our investment philosophy continues to revolve around prudent credit and risk management and portfolios that are positioned defensively and with very high levels of liquidity.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Limited Duration Portfolio

For the six-month period ended June 30, 2014, Variable Investment Series – Limited Duration Portfolio Class X shares produced a total return of 1.13%, outperforming the Barclays Capital U.S. Government/Credit Index (1-5 Year) (the "Index"),1 which returned 1.06%. For the same period, the Portfolio's Class Y shares returned 1.11%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

The main driver of performance for the period was the Portfolio's overweight position in the investment-grade credit sector, which benefited from its focus on the banking sector. Overweight positions in selected industrial sectors also contributed to performance.

1  The Barclays Capital U.S. Government/Credit Index (1-5 Year) tracks the performance of U.S. government and corporate obligations, including U.S. government agency and Treasury securities, and corporate and Yankee bonds with maturities of one to five years. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ June 30, 2014 (unaudited) continued

The Portfolio's positioning in the securitized sector was also additive to relative returns. Allocations to agency mortgages, commercial mortgage-backed securities, and high quality asset-backed securities all contributed to relative gains, mainly due to the attractive yield offered by these securities.

Conversely, the Portfolio was underweight in the agency sector, which detracted from relative performance. The Portfolio's slightly shorter duration than the Index, managed using U.S. Treasury futures, also dampened relative returns.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Income Plus Portfolio

For the six-month period ended June 30, 2014, Variable Investment Series – Income Plus Portfolio Class X shares produced a total return of 6.42%, outperforming the Barclays Capital U.S. Corporate Index (the "Index"),2 which returned 5.68%. For the same period, the Portfolio's Class Y shares returned 6.22%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

During the first six months of 2014, investment grade corporate spreads narrowed relative to Treasuries. BBB-rated non-financial corporates, as well as subordinated financials, tightened more than other segments of the corporate index. The overall corporate market, and these segments in particular, benefited from continued easy monetary policies and expectations for renewed economic growth. The Portfolio entered 2014 overweight both BBB non-financial corporates and subordinated financials, and these exposures contributed to the Portfolio's outperformance relative to the Index. Holdings of both high yield corporate bonds and convertible bonds also aided performance during the period. With equity markets performing well during the period, those fixed income sectors with the most equity-like characteristics (such as high yield and convertibles) performed very strongly.

The primary detractor from performance were holdings of credit default swaps (both single-name and index swaps), which were held as partial hedges against the Portfolio's long credit exposures. The average

2  The Barclays Capital U.S. Corporate Index covers U.S. dollar-denominated, investment-grade, fixed rate, taxable securities sold by industrial, utility and financial issuers. It includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ June 30, 2014 (unaudited) continued

spread of these swaps tightened during the period, generating some modest underperformance for the Portfolio. The Portfolio maintained a shorter duration (a measure of interest-rate sensitivity) than the Index during the period, managed using interest rate swaps and U.S. Treasury futures. This position detracted from performance during the period as Treasury yields fell over the first half of the year.

Looking ahead, while corporate bond yield spreads have largely reached long-term median levels, we continue to see value within several segments of the corporate market. Within investment grade, we remain positive on the financial sector where we believe fundamentals are strong and valuations remain attractive relative to non-financial credits. We continue to position the Portfolio defensively within non-financials sectors, as many of those companies have become increasingly shareholder-friendly by sacrificing their balance sheet to fund acquisitions, increase stock buybacks or raise dividends. We continue to maintain opportunistic exposures to high yield and convertible bonds — two sectors that we believe are attractively positioned for the current environment.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

European Equity Portfolio

For the six-month period ended June 30, 2014, Variable Investment Series – European Equity Portfolio Class X shares produced a total return of 2.04%, underperforming the MSCI Europe Index (the "Index"),3 which returned 5.48%. For the same period, the Portfolio's Class Y shares returned 1.92%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

Key country-level contributors to performance during the period included our stock selection in Switzerland, the Netherlands and Germany. The main detractors were stock selection in the United Kingdom, Spain, France and Sweden, and underweight allocations to Italy and Denmark. In addition, an overweight allocation to Ireland dampened relative results.

3  The Morgan Stanley Capital International (MSCI) Europe Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ June 30, 2014 (unaudited) continued

At the industry level, stock selection in media and in food, beverage & tobacco were positive contributors to performance, along with no exposure to diversified financials. The primary detractors from performance included our stock selection in banks, telecommunications, capital goods, materials and pharmaceuticals, along with an underweight allocation to utilities. The energy sector also hurt performance, due to both stock selection in the sector and an underweight allocation.

Individual holdings that were the most beneficial to performance included a French industrial company, a Swiss pharmaceutical developer, a U.K. tobacco company, a French bank and no exposure to a German bank. Holdings that lagged included a U.K. bank, a U.K. telephone company, a French insurance provider, a U.K. industrial company and a Swedish consumer staples company.

Investors around the world have continued to seek high and reliable yields, and European defensive sectors have offered an attractive opportunity: cheap valuations, companies rich in cash, high free cash flow yield and wide international exposure. Financials, which performed strongly in second half of 2012 and in 2013, have underperformed the Index in the period considered. Nonetheless, we have observed a dichotomy in the market: peripheral banks in general have strongly outperformed the Index, while more conservative and defensive players in core Europe have generally underperformed.

The European recovery appears on track, with improvements in consumer confidence, business sentiment and manufacturing data, as well as bond spreads at a multi-year low.i Although consumer demand remains depressed, we believe the uptick in consumer confidence and easier lending standards for consumer credit could help drive a rebound. Banks have continued to benefit from a lower cost of funds as peripheral bonds' yield spreads have narrowed. A recent loan survey for the eurozone showed an improving picture for both credit supply and demand, as lending standards are easing and demand is rising for all three loan categories — corporate, household mortgage, and household credit card debt. Finally, corporations have turned expansionary, as capital expenditures as a share of gross domestic product has begun to climb off record lows and merger and acquisition activity has reaccelerated to its 2007 peak levels.

During the period, global equities registered new highs and the stocks of peripheral European banks broke out of their trading range. Italy reached a three-year high and was the best-performing European market year-to-date. Asset flows into European equities continued to be strong. Equities saw inflows in every week but one of 2014 so far. Despite strong performance in 2012 and 2013, European stocks are still an under-owned asset class within institutional and private portfolios in Europe, and we believe this could support asset rotation out of fixed income over the medium term.

i  Economic and market data referenced in the management team's commentary provided by Morgan Stanley Investment Management, Bloomberg LP, JPMorgan Research, and MSCI.

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ June 30, 2014 (unaudited) continued

We believe that exposure to the domestic economic recovery and cheap valuations provide strong support to our favorable thesis on European equities. Our investment approach remains the same. We continue to seek high-quality companies with high earnings visibility and predictability, stable and strong cash flow, and low levels of debt, trading at attractive valuations.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Multi Cap Growth Portfolio

For the six-month period ended June 30, 2014, Variable Investment Series – Multi Cap Growth Portfolio Class X shares produced a total return of 1.90%, underperforming the Russell 3000® Growth Index (the "Index"),4 which returned 5.98%. For the same period, the Portfolio's Class Y shares returned 1.77%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

The largest detractor from relative performance during the period was the information technology sector, primarily due to stock selection. A holding in a global communication platform was the chief detractor within the sector. Stock selection in the industrials sector was also disadvantageous to performance. Here, a holding in a consulting services firm engaged in the health care and education industries was the main laggard. Relative weakness in the consumer discretionary sector also hampered relative gains, as both stock selection and an overweight position in the sector were unfavorable during the period. Within the sector, a holding in a leading online retailer was the most detrimental to performance.

The Portfolio fared better in the health care sector, where stock selection contributed positively to relative results. Performance in the sector was led by a holding in a developer of genome sequencing tools. Stock selection in the consumer staples sector was beneficial to performance, as well, with a holding in a specialty coffee company contributing the most to relative gains in the sector.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

4  The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ June 30, 2014 (unaudited) continued

We appreciate your ongoing support of Morgan Stanley Variable Investment Series and look forward to continuing to serve your investment needs.

Very truly yours,

John H. Gernon
President and Principal Executive Officer

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ June 30, 2014 (unaudited) continued

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q and monthly holdings for each money market fund on Form N-MFP. Morgan Stanley does not deliver these reports to shareholders, nor are the first and third fiscal quarter reports posted to the Morgan Stanley public web site. However, the holdings for each money market fund are posted to the Morgan Stanley public web site. You may obtain the Form N-Q filings (as well as the Form N-CSR, N-CSRS and N-MFP filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Portfolio's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 548-7786 or by visiting the Mutual Fund Center on our web site at www.morganstanley.com. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com. This information is also available on the SEC's web site at http://www.sec.gov.

Morgan Stanley Variable Investment Series

Fund Performance ■ June 30, 2014 (unaudited)

Average Annual Total Returns—Period Ended June 30, 2014(1)
Class X	1 Year	5 Years	10 Years	Since Inception	Gross Expense Ratio	Date of Inception
European Equity	25.05%	13.41%	7.31%	9.22%	1.22%	3/1/1991
Income Plus	10.36	9.38	6.71	7.38	0.62	3/1/1987
Limited Duration	2.08	2.46	0.96	1.97	0.75	5/4/1999
Money Market	0.01	0.01	1.53	3.98	0.66	3/9/1984
Multi Cap Growth	36.66	21.71	11.25	11.79	0.57	3/9/1984

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please contact the issuing insurance company or speak with your Financial Advisor. Investment return and principal value will fluctuate. When you sell Portfolio shares, they may be worth less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance for Class Y shares will vary from the performance of Class X shares due to differences in expenses. Expenses are as of each Portfolio's fiscal year end as outlined in the Portfolio's current prospectus.

(1)  Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges. If performance information included the effect of these additional charges, the total returns would be lower.

Morgan Stanley Variable Investment Series

Fund Performance ■ June 30, 2014 (unaudited) continued

Average Annual Total Returns—Period Ended June 30, 2014(1)
Class Y	1 Year	5 Years	10 Years	Since Inception	Gross Expense Ratio	Date of Inception
European Equity	24.77%	13.12%	7.04%	2.96%	1.47%	6/5/2000
Income Plus	10.06	9.09	6.45	6.77	0.87	6/5/2000
Limited Duration	1.92	2.23	0.71	1.64	1.00	6/5/2000
Money Market	0.01	0.01	1.41	1.62	0.91	6/5/2000
Multi Cap Growth	36.30	21.40	10.97	4.98	0.82	6/5/2000

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please contact the issuing insurance company or speak with your Financial Advisor. Investment return and principal value will fluctuate. When you sell Portfolio shares, they may be worth less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance for Class Y shares will vary from the performance of Class X shares due to differences in expenses. Expenses are as of each Portfolio's fiscal year end as outlined in the Portfolio's current prospectus.

(1)  Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges. If performance information included the effect of these additional charges, the total returns would be lower.

Morgan Stanley Variable Investment Series

Expense Examples ■ June 30, 2014 (unaudited)

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, including advisory fees, administration fees, distribution and services (12b-1) fees, and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/14 – 06/30/14.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

Morgan Stanley Variable Investment Series

Expense Examples ■ June 30, 2014 (unaudited) continued

Money Market

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/14	06/30/14	01/01/14 – 06/30/14
Class X
Actual (0.00% return)	$1,000.00	$1,000.05	$0.89
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.90	$0.90
Class Y
Actual (0.00% return)	$1,000.00	$1,000.05	$0.89
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.90	$0.90

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.18% and 0.18% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). If the Portfolio had borne all of its expenses, the annualized expense ratios would have been 0.67% and 0.92% for Class X and Class Y shares, respectively.

Limited Duration

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/14	06/30/14	01/01/14 – 06/30/14
Class X
Actual (1.13% return)	$1,000.00	$1,011.30	$3.84
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.98	$3.86
Class Y
Actual (1.11% return)	$1,000.00	$1,011.10	$5.09
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.74	$5.11

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.77% and 1.02% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Income Plus

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/14	06/30/14	01/01/14 – 06/30/14
Class X
Actual (6.42% return)	$1,000.00	$1,064.20	$3.22
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.67	$3.16
Class Y
Actual (6.22% return)	$1,000.00	$1,062.20	$4.50
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.43	$4.41

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.63% and 0.88% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Morgan Stanley Variable Investment Series

Expense Examples ■ June 30, 2014 (unaudited) continued

European Equity

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/14	06/30/14	01/01/14 – 06/30/14
Class X
Actual (2.04% return)	$1,000.00	$1,020.40	$5.01
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.84	$5.01
Class Y
Actual (1.92% return)	$1,000.00	$1,019.20	$6.26
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.60	$6.26

  @  Expenses are equal to the Portfolio's annualized expense ratios of 1.00% and 1.25% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). If the Portfolio had borne all of its expenses, the annualized expense ratios would have been 1.22% and 1.47% for Class X and Class Y shares, respectively.

Multi Cap Growth

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/14	06/30/14	01/01/14 – 06/30/14
Class X
Actual (1.90% return)	$1,000.00	$1,019.00	$2.85
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.97	$2.86
Class Y
Actual (1.77% return)	$1,000.00	$1,017.70	$4.10
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.73	$4.11

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.57% and 0.82% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Morgan Stanley Variable Investment Series

Investment Advisory Agreement Approval ■ June 30, 2014 (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser's expense. (The Adviser and Sub-Adviser together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolios. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolios and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Portfolios

The Board reviewed the performance, fees and expenses of the Portfolios compared to their peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolios. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2013, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel.

Performance

The Board noted that the performance of the European Equity, Income Plus and Multi Cap Growth Portfolios was better than the peer group averages for the one-, three- and five-year periods.

The Board noted that the performance of the Limited Duration Portfolio was better than its peer group average for the three-year period but below its peer group average for the one- and five-year periods.

Morgan Stanley Variable Investment Series

Investment Advisory Agreement Approval ■ June 30, 2014 (unaudited) continued

The Board noted that the performance of the Money Market Portfolio was better than its peer group average for the one- and three-year periods but below its peer group average for the five-year period.

Performance Conclusions

With respect to the European Equity, Income Plus, Limited Duration, Money Market and Multi Cap Growth Portfolios, after discussion, the Board concluded that performance was competitive with the peer group averages.

Fees and Expenses

The Board members discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for the Portfolios relative to comparable funds and/or other accounts advised by the Adviser and/or compared to their peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolios' total expense ratios.

The Board noted that the management fees and total expense ratios for the European Equity, Income Plus, Money Market and Multi Cap Growth Portfolios were lower than the peer group averages.

The Board noted that while the Limited Duration Portfolio's management fee was lower than its peer group average, the total expense ratio was higher but close to its peer group average.

Fee and Expense Conclusions

With respect to the European Equity, Income Plus, Limited Duration, Money Market and Multi Cap Growth Portfolios, after discussion, the Board concluded that the management fees and total expense ratios were competitive with the peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Portfolios and how that relates to the Portfolios' total expense ratios and particularly the Portfolios' management fee rates (which, for all the Portfolios except Limited Duration, include one or more breakpoints). In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolios and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of each Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolios and during the last two years from their relationship

Morgan Stanley Variable Investment Series

Investment Advisory Agreement Approval ■ June 30, 2014 (unaudited) continued

with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolios and other funds advised by the Adviser. These benefits may include, among other things, research received by the Adviser generated from commission dollars spent on funds' portfolio trading, and fees for trading, distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolios and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolios and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolios' operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolios to continue their relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of each Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley Variable Investment Series - Money Market

Portfolio of Investments ■ June 30, 2014 (unaudited)

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
	Repurchase Agreements (36.5%)
$5,000	ABN Amro Securities LLC, (dated 06/30/14; proceeds $5,000,014; fully collateralized by a U.S. Government agency security, 3.50% due 10/01/26; valued at $5,150,000)	0.10%		07/01/14	$5,000,000
500	ABN Amro Securities LLC, (dated 06/17/14; proceeds $500,113; fully collateralized by various Common Stocks; valued at $525,050) (Demand 07/07/14)	0.27	(a)	07/17/14	500,000
8,300	BNP Paribas Securities Corp., (dated 06/30/14; proceeds $8,300,023; fully collateralized by various U.S. Government agency securities, 2.21% - 7.50% due 09/15/29 - 06/20/44; valued at $8,549,000)	0.10		07/01/14	8,300,000
2,500	BNP Paribas Securities Corp., (dated 06/30/14; proceeds $2,500,013; fully collateralized by various Common Stocks and Preferred Stocks; valued at $2,625,048)	0.18		07/01/14	2,500,000
2,000	Credit Suisse Securities USA, (dated 06/17/14; proceeds $2,003,230; fully collateralized by a Corporate Bond, 7.50% due 09/15/18; valued at $2,122,262)	0.63		09/17/14	2,000,000
500	ING Financial Markets LLC, (dated 06/30/14; proceeds $500,002; fully collateralized by a Corporate Bond, 6.40% due 06/15/18; valued at $528,368)	0.13		07/01/14	500,000
250	ING Financial Markets LLC, (dated 06/16/14; proceeds $250,042; fully collateralized by a Corporate Bond, 6.40% due 06/15/18; valued at $264,184) (Demand 07/07/14)	0.20	(a)	07/16/14	250,000
750	ING Financial Markets LLC, (dated 06/30/14; proceeds $750,005; fully collateralized by a Corporate Bond, 5.32% due 09/15/16; valued at $792,824)	0.26		07/01/14	750,000
200	ING Financial Markets LLC, (dated 06/10/14; proceeds $200,058; fully collateralized by a Corporate Bond, 5.32% due 09/15/16; valued at $210,680) (Demand 07/07/14)	0.35	(a)	07/10/14	200,000

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Money Market

Portfolio of Investments ■ June 30, 2014 (unaudited) continued

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
$100	ING Financial Markets LLC, (dated 04/28/14; proceeds $100,132; fully collateralized by a Corporate Bond, 5.32% due 09/15/16; valued at $105,340) (Demand 07/07/14)	0.39	(a)%	08/28/14	$100,000
2,000	Merrill Lynch Pierce Fenner & Smith, (dated 06/30/14; proceeds $2,000,011; fully collateralized by various Common Stocks and Preferred Stocks; valued at $2,100,004)	0.20		07/01/14	2,000,000
500	Merrill Lynch Pierce Fenner & Smith, (dated 02/04/14; proceeds $501,156; fully collateralized by various Common Stocks, Convertible Bonds, 2.75% - 5.00% due 04/15/15 - 12/15/20, Convertible Preferred Stocks and a Preferred Stock; valued at $545,472) (Demand 07/01/14)	0.46	(a)	08/04/14	500,000
750	RBC Capital Markets LLC, (dated 04/11/14; proceeds $750,626; fully collateralized by various Corporate Bonds, 4.25% - 9.00% due 02/12/15 - 09/15/21; valued at $795,000) (Demand 07/07/14)	0.33	(a)	07/11/14	750,000
250	RBC Capital Markets LLC, (dated 06/12/14; proceeds $250,211; fully collateralized by various Corporate Bonds, 7.25% - 8.13% due 05/15/17 - 09/19/23; valued at $265,000) (Demand 07/07/14)	0.33	(a)	09/12/14	250,000
300	RBS Securities, Inc., (dated 06/30/14; proceeds $300,003; fully collateralized by a U.S. Government Obligation, 0.13% due 04/15/16; valued at $308,762)	0.33		07/01/14	300,000
500	TD Securities USA LLC, (dated 06/30/14; proceeds $500,002; fully collateralized by various Corporate Bonds, 2.90% - 4.88% due 08/04/20 - 11/15/21 and a U.S. Government agency security, 3.50% due 06/01/43; valued at $518,844)	0.11		07/01/14	500,000
500	Wells Fargo Securities LLC, (dated 04/28/14; proceeds $500,569; fully collateralized by various Corporate Bonds, 0.51% - 7.88% due 10/29/15 - 12/15/18; valued at $530,316)	0.45		07/28/14	500,000
	Total Repurchase Agreements (Cost $24,900,000)				24,900,000

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Money Market

Portfolio of Investments ■ June 30, 2014 (unaudited) continued

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Certificates of Deposit (20.7%)
	Domestic Banks (4.0%)
$2,000	Branch Banking & Trust Co.	0.19%	07/22/14	$2,000,000
700	Citibank NA	0.19	08/18/14	700,000
				2,700,000
	International Banks (16.7%)
250	Banco Del Estado De Chile	0.19	10/01/14	250,000
3,000	Bank of Montreal	0.08	07/01/14	3,000,000
1,700	Credit Industriel et Commercial	0.33	07/23/14 - 10/03/14	1,700,000
850	Oversea Chinese Banking Corporation	0.20 - 0.23	08/15/14 - 09/03/14	850,000
1,300	Sumitomo Mitsui Banking Corp.	0.10 - 0.23	07/01/14 - 10/01/14	1,300,000
300	Sumitomo Trust & Banking Co., Ltd.	0.22	08/07/14	300,001
2,500	Swedbank AB	0.09	07/01/14	2,500,000
1,500	Toronto Dominion Bank	0.07	07/02/14	1,500,000
				11,400,001
	Total Certificates of Deposit (Cost $14,100,001)			14,100,001
	Commercial Paper (16.1%)
	Domestic Bank (2.1%)
1,400	JP Morgan Securities LLC (b)	0.28	07/14/14	1,399,858
	Food & Beverage (2.8%)
1,000	Coca-Cola Co. (b)	0.18	09/02/14 - 01/02/15	999,518
900	Nestle Capital Corp. (b)	0.18 - 0.20	08/19/14 - 10/22/14	899,611
				1,899,129
	International Banks (11.2%)
300	ASB Finance Ltd.	0.19	09/10/14	299,888
1,000	Bank of Nova Scotia	0.20	07/01/14	1,000,000
200	Banque Et Caisse	0.23	01/06/15	199,759
600	Commonwealth Bank of Australia	0.20	12/05/14	599,477
1,000	DBS Bank Ltd. (b)	0.22 - 0.24	07/01/14 - 11/26/14	999,316
850	DBS Bank Ltd.	0.22 - 0.24	07/21/14 - 11/25/14	849,681
700	Nordea Bank AB (b)	0.23	10/22/14	699,506
1,750	Sumitomo Mitsui Banking Corp.	0.23	07/03/14	1,749,978
500	United Overseas Bank Ltd.	0.25	09/25/14	499,701
750	United Overseas Bank Ltd. (b)	0.30	03/24/15	748,338
				7,645,644
	Total Commercial Paper (Cost $10,944,631)			10,944,631

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Money Market

Portfolio of Investments ■ June 30, 2014 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE(a)	DEMAND DATE(c)	MATURITY DATE	VALUE
	Floating Rate Notes (11.5%)
	Domestic Bank (0.6%)
$400	U.S. Bank NA	0.17%	07/09/14	12/09/14	$400,000
	International Banks (10.9%)
1,000	Bank of Nova Scotia	0.24	08/18/14	02/17/15	1,000,000
500	DBS Bank Ltd. (b)	0.24	09/30/14	09/30/14	499,989
2,750	Rabobank Nederland NY	0.28 - 0.31	08/28/14 - 10/06/14	11/28/14 - 07/06/15	2,750,000
1,000	Toronto Dominion Bank	0.22	07/07/14 - 08/06/14	02/06/15 - 06/08/15	1,000,000
2,200	Westpac Banking Corp.	0.23 - 0.24	08/06/14 - 09/15/14	12/15/14 - 05/06/15	2,199,958
					7,449,947
	Total Floating Rate Notes (Cost $7,849,947)				7,849,947
	Extendible Floating Rate Notes (10.7%)
	Domestic Banks (5.9%)
2,000	JP Morgan Chase Bank NA (Extendible Maturity Date 07/07/15)	0.35	09/08/14	03/07/19	2,000,000
2,000	Wells Fargo Bank NA (Extendible Maturity Date 07/15/15 - 07/20/15)	0.32	07/21/14 - 09/15/14	03/20/19 - 07/15/19	2,000,000
					4,000,000
	International Banks (4.8%)
1,000	Bank of Nova Scotia (Extendible Maturity Date 07/30/15)	0.32	07/30/14	01/31/19	1,000,000
1,000	Royal Bank of Canada (Extendible Maturity Date 07/01/15)	0.32	07/01/14	04/01/19	999,957
1,300	Svenska Handelsbanken AB (b) (Extendible Maturity Date 12/15/14)	0.28	07/15/14	05/13/16	1,300,000
					3,299,957
	Total Extendible Floating Rate Notes (Cost $7,299,957)				7,299,957

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Money Market

Portfolio of Investments ■ June 30, 2014 (unaudited) continued

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Time Deposit (4.4%)
	International Bank
$3,000	Credit Agricole CIB Grand Cayman (Cost $3,000,000)	0.07%	07/01/14	$3,000,000
	Total Investments (Cost $68,094,536)		99.9%	68,094,536
	Other Assets in Excess of Liabilities		0.1	83,501
	Net Assets		100.0%	$68,178,037

  (a)  Rate shown is the rate in effect at June 30, 2014.

  (b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (c)  Date of next interest rate reset.

MATURITY SCHEDULE†

1 - 30 Days	69.2%
31 - 60 Days	7.8
61 - 90 Days	14.5
91 - 120 Days	4.8
121 + Days	3.7
100.0%

†  As a percentage of total investments

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ June 30, 2014 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (66.4%)
	Basic Materials (1.8%)
$190	ArcelorMittal (Luxembourg)	9.50%	02/15/15	$199,738
85	Ecolab, Inc.	1.00	08/09/15	85,439
115	Ecolab, Inc.	3.00	12/08/16	120,346
175	Goldcorp, Inc. (Canada)	2.125	03/15/18	175,683
125	Rio Tinto Finance USA PLC (United Kingdom)	1.375	06/17/16	126,412
				707,618
	Communications (6.7%)
300	AT&T, Inc.	2.375	11/27/18	305,348
375	AT&T, Inc.	2.50	08/15/15	383,248
225	Baidu, Inc. (China)	3.25	08/06/18	233,025
180	Comcast Corp.	5.70	05/15/18	207,546
225	Orange SA (France)	2.75	02/06/19	230,728
125	Thomson Reuters Corp. (Canada)	1.30	02/23/17	125,237
175	Time Warner Cable, Inc.	6.75	07/01/18	207,264
425	Verizon Communications, Inc.	2.55	06/17/19	431,645
225	Viacom, Inc.	2.50	09/01/18	230,198
275	Vodafone Group PLC (United Kingdom)	1.25	09/26/17	273,557
				2,627,796
	Consumer, Cyclical (4.4%)
210	CVS Caremark Corp.	2.25	12/05/18	212,789
250	Daimler Finance North America LLC (Germany) (a)	2.375	08/01/18	256,328
230	Glencore Funding LLC (a)	1.70	05/27/16	232,202
200	Home Depot, Inc.	2.00	06/15/19	200,370
240	Nissan Motor Acceptance Corp. (a)	2.65	09/26/18	246,547
200	Target Corp.	2.30	06/26/19	201,693
250	Volkswagen International Finance N.V. (Germany) (a)	1.125	11/18/16	251,029
135	Wesfarmers Ltd. (Australia) (a)	2.983	05/18/16	140,276
				1,741,234
	Consumer, Non-Cyclical (8.7%)
265	AbbVie, Inc.	1.75	11/06/17	266,661
250	Altria Group, Inc.	4.125	09/11/15	260,204
150	Amgen, Inc.	2.50	11/15/16	155,454
165	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	4.125	01/15/15	168,326
200	BAT International Finance PLC (United Kingdom) (a)	1.40	06/05/15	201,743
265	Baxter International, Inc.	1.85	06/15/18	265,657
100	Covidien International Finance SA	1.35	05/29/15	100,834

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ June 30, 2014 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$210	Experian Finance PLC (United Kingdom) (a)	2.375%		06/15/17	$215,058
120	General Mills, Inc.	0.875		01/29/16	120,574
350	Gilead Sciences, Inc.	3.05		12/01/16	366,987
75	Kellogg Co.	1.125		05/15/15	75,539
250	Kraft Foods Group, Inc.	2.25		06/05/17	256,994
150	Kroger Co. (The)	2.30		01/15/19	151,687
100	Mastercard, Inc.	2.00		04/01/19	100,520
370	McKesson Corp.	3.25		03/01/16	385,017
100	Ventas Realty LP	1.55		09/26/16	101,073
240	WellPoint, Inc.	1.875		01/15/18	241,891
					3,434,219
	Diversified (0.5%)
200	LVMH Moet Hennessy Louis Vuitton SA (France) (a)	1.625		06/29/17	202,332
	Energy (2.6%)
225	DCP Midstream Operating LP	2.70		04/01/19	228,160
50	Enbridge, Inc. (Canada)	0.678	(b)	06/02/17	50,137
175	EnLink Midstream Partners LP	2.70		04/01/19	177,687
115	Enterprise Products Operating LLC	1.25		08/13/15	115,842
180	Marathon Petroleum Corp.	3.50		03/01/16	188,048
275	Phillips 66	1.95		03/05/15	277,798
					1,037,672
	Finance (32.2%)
265	ABB Treasury Center USA, Inc. (Switzerland) (a)	2.50		06/15/16	273,030
120	Abbey National Treasury Services PLC (United Kingdom)	3.05		08/23/18	125,789
230	ABN Amro Bank N.V. (Netherlands) (a)	2.50		10/30/18	233,489
110	Aflac, Inc.	3.45		08/15/15	113,656
200	American Express Credit Corp.	2.125		03/18/19	201,074
205	American Honda Finance Corp. (Japan) (a)	1.60		02/16/18	205,830
200	Australia & New Zealand Banking Group Ltd. (Australia)	1.45		05/15/18	197,877
400	Bank of America Corp.	2.60		01/15/19	405,136
195	Bank of Montreal, MTN (Canada)	1.40		09/11/17	195,688
210	BB&T Corp.	2.25		02/01/19	212,841
200	Berkshire Hathaway Finance Corp.	2.90		10/15/20	206,275
100	BioMed Realty LP	2.625		05/01/19	100,713
210	BNP Paribas SA, MTN (France)	2.70		08/20/18	215,041
260	BNZ International Funding Ltd. (New Zealand) (a)	2.35		03/04/19	261,319
110	Canadian Imperial Bank of Commerce (Canada)	1.55		01/23/18	110,086
150	Capital One Financial Corp.	2.45		04/24/19	151,575
300	Citigroup, Inc.	8.50		05/22/19	383,856

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ June 30, 2014 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$250	Commonwealth Bank of Australia (Australia)	1.95%	03/16/15	$252,862
250	Commonwealth Bank of Australia (Australia)	2.50	09/20/18	256,834
115	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	3.375	01/19/17	121,855
250	Credit Agricole SA (France) (a)	2.125	04/17/18	252,460
250	Credit Suisse (Switzerland)	2.30	05/28/19	250,690
250	Discover Bank	2.00	02/21/18	251,709
205	DNB Bank ASA (Norway) (a)	3.20	04/03/17	215,847
175	ERP Operating LP	2.375	07/01/19	175,893
275	Ford Motor Credit Co., LLC	5.00	05/15/18	306,196
635	General Electric Capital Corp.	1.625	04/02/18	636,615
325	Goldman Sachs Group, Inc. (The)	2.375	01/22/18	330,330
220	HSBC USA, Inc.	2.25	06/23/19	220,984
255	Hyundai Capital America (a)	2.125	10/02/17	259,083
200	ING Bank N.V. (Netherlands) (a)	3.75	03/07/17	212,870
125	ING US, Inc.	2.90	02/15/18	129,641
200	Intesa Sanpaolo SpA (Italy)	3.875	01/16/18	210,962
170	John Deere Capital Corp.	1.95	12/13/18	170,649
300	JPMorgan Chase & Co.	1.625	05/15/18	299,107
200	Lloyds Bank PLC (United Kingdom)	2.30	11/27/18	203,275
201	Macquarie Bank Ltd. (Australia) (a)	2.60	06/24/19	202,505
275	Metropolitan Life Global Funding I (See Note 7) (a)	1.50	01/10/18	273,270
230	Mizuho Corporate Bank Ltd. (Japan) (a)	1.85	03/21/18	231,115
250	National Australia Bank Ltd. (Australia) (a)	1.25	03/17/17	250,753
270	Nationwide Building Society (United Kingdom) (a)	4.65	02/25/15	277,054
240	Nordea Bank AB (Sweden) (a)	0.875	05/13/16	240,690
250	PNC Bank NA	0.80	01/28/16	250,816
250	Principal Financial Group, Inc.	1.85	11/15/17	251,467
320	Prudential Financial, Inc., MTN	4.75	09/17/15	335,944
200	QBE Insurance Group Ltd. (Australia) (a)	2.40	05/01/18	199,851
170	Royal Bank of Scotland Group PLC (United Kingdom)	2.55	09/18/15	173,558
40	Santander Holdings USA, Inc.	3.45	08/27/18	42,429
200	Skandinaviska Enskilda Banken AB (Sweden) (a)	1.75	03/19/18	199,959
300	Standard Chartered PLC (United Kingdom) (a)	3.85	04/27/15	307,951
260	Sumitomo Mitsui Banking Corp. (Japan)	2.45	01/10/19	266,165
200	Swedbank AB (Sweden) (a)	1.75	03/12/18	199,901
225	Toronto-Dominion Bank (The), MTN (Canada)	2.625	09/10/18	232,542
120	Wells Fargo & Co.	2.15	01/15/19	121,218
350	Westpac Banking Corp. (Australia) (a)	1.375	05/30/18	347,040
				12,755,365

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ June 30, 2014 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Industrials (2.6%)
$215	Eaton Corp.	1.50%		11/02/17	$215,441
200	Heathrow Funding Ltd. (United Kingdom) (a)	2.50		06/25/15	203,315
115	Ingersoll-Rand Global Holding Co., Ltd.	2.875		01/15/19	118,009
75	L-3 Communications Corp.	1.50		05/28/17	75,156
50	Precision Castparts Corp.	0.70		12/20/15	50,124
110	Thermo Fisher Scientific, Inc.	2.40		02/01/19	111,239
250	Waste Management, Inc.	2.60		09/01/16	258,792
					1,032,076
	Technology (3.4%)
100	Altera Corp.	2.50		11/15/18	101,641
200	Apple, Inc.	2.10		05/06/19	201,239
160	Applied Materials, Inc.	2.65		06/15/16	165,725
275	EMC Corp.	1.875		06/01/18	277,077
110	Hewlett-Packard Co.	3.30		12/09/16	115,830
200	Oracle Corp.	2.25		10/08/19	199,776
300	TSMC Global Ltd. (Taiwan) (a)	1.625		04/03/18	296,167
					1,357,455
	Utilities (3.5%)
100	Dominion Resources, Inc.	1.25		03/15/17	100,460
350	Enel Finance International N.V. (Italy) (a)	3.875		10/07/14	352,817
225	GDF Suez (France) (a)	1.625		10/10/17	226,563
175	Northeast Utilities	1.45		05/01/18	172,009
200	Origin Energy Finance Ltd. (Australia) (a)	3.50		10/09/18	207,761
200	PSEG Power LLC	5.50		12/01/15	213,424
110	Southern Co. (The)	2.45		09/01/18	112,834
					1,385,868
	Total Corporate Bonds (Cost $26,009,161)				26,281,635
	Asset-Backed Securities (19.3%)
117	Ally Auto Receivables Trust	0.57		08/20/15	116,657
800	American Express Credit Account Master Trust	1.402	(b)	03/15/17	801,227
100	American Homes 4 Rent (a)	1.25	(b)	06/17/31	100,228
	CarMax Auto Owner Trust
166		0.52		07/17/17	165,778
150		0.97		04/16/18	150,861
	Chase Issuance Trust
425		0.54		10/16/17	425,438
573		0.59		08/15/17	573,470

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ June 30, 2014 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$150	Citibank Credit Card Issuance Trust	2.88%		01/23/23	$153,484
135	Colony American Homes 2014-1 (a)	1.40	(b)	05/17/31	135,570
112	Colony American Homes Single-Family Rental Pass-Through Certificates (a)	1.10	(b)	07/17/31	112,067
	Discover Card Execution Note Trust
230		0.582	(b)	07/15/21	230,996
200		1.22		10/15/19	200,565
169	Fifth Third Auto Trust	0.88		10/16/17	169,898
210	Ford Credit Auto Lease Trust	0.60		03/15/16	210,303
381	Ford Credit Auto Owner Trust (a)	2.26		11/15/25	384,865
375	Ford Credit Floorplan Master Owner Trust (a)	4.20		02/15/17	383,878
	GE Dealer Floorplan Master Note Trust
275		0.643	(b)	06/20/17	275,754
330		0.753	(b)	07/20/16	330,076
200	Hertz Fleet Lease Funding LP (a)	0.704	(b)	12/10/27	200,495
	Hyundai Auto Receivables Trust
307		0.90		12/17/18	307,294
145		1.01		02/15/18	145,914
138	Invitation Homes Trust (a)	1.154	(b)	06/17/31	138,529
475	John Deere Owner Trust	0.60		03/15/17	476,147
225	North Carolina State Education Assistance Authority	1.029	(b)	07/25/25	226,663
98	Panhandle-Plains Higher Education Authority, Inc.	1.185	(b)	07/01/24	98,616
166	PFS Tax Lien Trust (a)	1.44		05/15/29	167,174
202	Toyota Auto Receivables Owner Trust	0.89		07/17/17	203,044
377	VOLT XXIV LLC (a)	3.25		11/25/53	378,627
235	Volvo Financial Equipment LLC (a)	0.74		03/15/17	235,499
	World Omni Automobile Lease Securitization Trust
36		0.93		11/16/15	35,568
113		1.10		12/15/16	113,757
	Total Asset-Backed Securities (Cost $7,486,870)				7,648,442
	Agency Adjustable Rate Mortgages (4.9%)
	Federal Home Loan Mortgage Corporation, Conventional Pools:
169		2.314		06/01/36	180,119
154		2.353		07/01/38	163,584
51		2.402		07/01/36	54,045
372		2.429		07/01/38	397,042
38		2.681		01/01/38	40,547

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ June 30, 2014 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Federal National Mortgage Association, Conventional Pools:
$202		2.301%	09/01/38	$215,005
171		2.328	05/01/35	182,320
320		2.358	04/01/38	340,875
223		2.44	10/01/39	237,227
	Government National Mortgage Association, Various Pools:
111		2.00	11/20/39 - 02/20/40	114,575
	Total Agency Adjustable Rate Mortgages (Cost $1,929,930)			1,925,339
	U.S. Treasury Security (3.1%)
1,200	U.S. Treasury Note (Cost $1,207,312)	0.875	01/31/17	1,205,484
	Collateralized Mortgage Obligations - Agency Collateral Series (2.4%)
245	Federal Home Loan Mortgage Corporation	1.426	08/25/17	247,235
183	REMIC	7.50	09/15/29	211,584
	Federal National Mortgage Association
185		0.595	08/25/15	185,436
98		0.953	11/25/15	98,617
221		1.083	02/25/16	222,101
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $952,924)			964,973
	Sovereign (1.1%)
245	Korea Development Bank (The) (Korea, Republic of)	1.50	01/22/18	241,958
200	Qatar Government International Bond (Qatar) (a)	4.00	01/20/15	204,000
	Total Sovereign (Cost $453,928)			445,958
	Mortgage - Other (0.6%)
243	Freddie Mac Structured Agency Credit Risk Debt Notes (Cost $242,957)	1.152	02/25/24	243,890

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ June 30, 2014 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Commercial Mortgage-Backed Securities (0.5%)
$96	Citigroup Commercial Mortgage Trust (a)	2.11%		01/12/30	$97,927
100	Hilton USA Trust (a)	1.151	(b)	11/05/30	100,187
	Total Commercial Mortgage-Backed Securities (Cost $198,604)				198,114
	Agency Fixed Rate Mortgages (0.5%)
	Federal National Mortgage Association, Conventional Pools:
103		6.50		01/01/32 - 11/01/33	116,838
64		7.00		12/01/31 - 06/01/32	70,794
	Total Agency Fixed Rate Mortgages (Cost $175,414)				187,632
	Short-Term Investments (0.9%)
	U.S. Treasury Securities (0.4%)
	U.S. Treasury Bills
25	(c)(d)	0.023		08/21/14	24,999
115	(c)(d)	0.063		08/21/14	114,990
	Total U.S. Treasury Securities (Cost $139,989)				139,989
NUMBER OF SHARES (000)
	Investment Company (0.5%)
190	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 7) (Cost $190,143)				190,143
	Total Short-Term Investments (Cost $330,132)				330,132
	Total Investments (Cost $38,987,232) (e)			99.7%	39,431,599
	Other Assets in Excess of Liabilities			0.3	134,039
	Net Assets			100.0%	$39,565,638

  MTN  Medium Term Note.

  REMIC  Real Estate Mortgage Investment Conduit.

  (a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ June 30, 2014 (unaudited) continued

  (b)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2014.

  (c)  Rate shown is the yield to maturity at June 30, 2014.

  (d)  All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.

  (e)  Securities are available for collateral in connection with open futures contracts and swap agreements.

FUTURES CONTRACTS OPEN AT JUNE 30, 2014:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
47	Long	U.S. Treasury 2 yr. Note, Sep-14	$10,320,906	$(10,281)
12	Long	U.S. Treasury 10 yr. Note, Sep-14	1,502,062	(6,469)
7	Long	U.S. Treasury Long Bond, Sep-14	960,313	(4,977)
48	Short	U.S. Treasury 5 yr. Note, Sep-14	(5,734,125)	19,000
Net Unrealized Depreciation				$(2,727)

CREDIT DEFAULT SWAP AGREEMENTS OPEN AT JUNE 30, 2014:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)	UPFRONT PAYMENTS PAID (RECEIVED)	VALUE	CREDIT RATING OF REFERENCE OBLIGATION†
Barclays Bank PLC Yum! Brands, Inc.	Buy	$225	1.00%	12/20/18	$(2,726)	$(3,905)	$(6,631)	BBB
Barclays Bank PLC Quest Diagnostics, Inc.	Buy	250	1.00	03/20/19	(4,972)	4,798	(174)	BBB+
Morgan Stanley & Co., LLC* CDX.NA.IG.22	Buy	600	1.00	06/20/19	258	(12,284)	(12,026)	NR
Total Credit Default Swaps		$1,075			$(7,440)	$(11,391)	$(18,831)

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ June 30, 2014 (unaudited) continued

INTEREST RATE SWAP AGREEMENTS OPEN AT JUNE 30, 2014:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION
Bank of America NA	$660	3 Month LIBOR	Receive	2.10%	02/05/23	$11,988
Goldman Sachs International	1,050	3 Month LIBOR	Receive	2.09	02/15/23	21,061
Royal Bank of Canada	1,060	3 Month LIBOR	Receive	2.06	02/06/23	23,427
Total Unrealized Appreciation						$56,476

  LIBOR  London Interbank Offered Rate.

  NR  Not Rated.

  *  Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

  †  Credit rating as issued by Standard & Poor's.

LONG TERM CREDIT ANALYSIS+
AAA	20.0%
AA	23.1
A	37.9
BBB	17.0
BB	0.5
Not Rated	1.5
	100.0	%++

+  The ratings shown are based on the Portfolio's security ratings as determined by Standard & Poor's, Moody's or Fitch, each a Nationally Recognized Statistical Ratings Organization ("NRSRO").

++  Does not include open long/short futures contracts with an underlying face amount of $18,517,406 with net unrealized depreciation of $2,727. Also does not include open swap agreements with net unrealized appreciation of $49,036.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ June 30, 2014 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (97.1%)
	Basic Materials (4.8%)
$545	ArcelorMittal (Luxembourg)	10.35%	06/01/19	$700,325
225	Ashland, Inc.	6.875	05/15/43	243,563
790	BHP Billiton Finance USA Ltd. (Australia)	3.85	09/30/23	830,061
390	Eldorado Gold Corp. (Canada) (a)	6.125	12/15/20	395,850
940	Freeport-McMoRan Copper & Gold, Inc.	3.875	03/15/23	938,856
690	Glencore Funding LLC (Switzerland) (a)	4.125	05/30/23	694,279
540	Goldcorp, Inc. (Canada)	3.70	03/15/23	533,604
175	Goldcorp, Inc. (Canada)	5.45	06/09/44	180,120
535	Incitec Pivot Ltd. (Australia) (a)	4.00	12/07/15	555,951
545	Lubrizol Corp.	8.875	02/01/19	700,621
470	NOVA Chemicals Corp. (a)	5.25	08/01/23	515,237
375	Rockwood Specialties Group, Inc.	4.625	10/15/20	390,937
195	Vale Overseas Ltd. (Brazil)	6.875	11/21/36	216,848
210	Vale Overseas Ltd. (Brazil)	6.875	11/10/39	234,265
				7,130,517
	Communications (10.6%)
375	AT&T, Inc.	5.35	09/01/40	409,380
875	AT&T, Inc.	6.30	01/15/38	1,062,421
200	Baidu, Inc. (China)	2.75	06/09/19	201,009
200	Baidu, Inc. (China)	3.25	08/06/18	207,133
310	Cablevision Systems Corp.	7.75	04/15/18	351,462
575	CC Holdings GS V LLC/Crown Castle GS III Corp.	3.849	04/15/23	578,302
200	Columbus International, Inc. (Barbados) (a)	7.375	03/30/21	216,250
670	Comcast Corp.	6.40	05/15/38	856,810
195	CSC Holdings LLC	6.75	11/15/21	215,231
251	Ctrip.com International Ltd. (a)	1.25	10/15/18	274,374
675	DirecTV Holdings LLC/DirecTV Financing Co., Inc.	3.80	03/15/22	698,177
285	ENTEL Chile SA (Chile) (a)	4.875	10/30/24	297,495
325	Juniper Networks, Inc.	4.50	03/15/24	340,577
470	Lamar Media Corp. (a)	5.375	01/15/24	488,800
350	MDC Partners, Inc. (Canada) (a)	6.75	04/01/20	371,000
675	NBC Universal Media LLC	5.95	04/01/41	831,779
350	Omnicom Group, Inc.	3.625	05/01/22	360,682
250	Priceline Group, Inc.	0.35	06/15/20	296,406
900	Qtel International Finance Ltd. (Qatar) (a)	3.25	02/21/23	866,250
243	SINA Corp. (China) (a)	1.00	12/01/18	223,560
580	Telefonica Europe BV (Spain)	8.25	09/15/30	795,081
125	Time Warner Cable, Inc.	4.50	09/15/42	122,165
1,200	Time Warner Cable, Inc.	6.75	07/01/18	1,421,242
410	Time Warner, Inc.	7.70	05/01/32	570,906

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ June 30, 2014 (unaudited) (continued)

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
	$350	Verizon Communications, Inc.	5.15%	09/15/23	$392,410
	2,025	Verizon Communications, Inc.	6.55	09/15/43	2,557,680
	500	Viacom, Inc.	5.85	09/01/43	576,545
	226	Yahoo!, Inc. (a)	0.00	12/01/18	226,000
					15,809,127
		Consumer, Cyclical (6.1%)
	413	American Airlines Pass-Through Trust (a)	4.00	07/15/25	421,239
	873	American Airlines Pass-Through Trust (a)	4.95	01/15/23	945,413
	645	British Airways PLC (United Kingdom) (a)	4.625	06/20/24	677,212
	425	Chrysler Group LLC/CG Co-Issuer, Inc.	8.00	06/15/19	463,781
	395	Daimler Finance North America LLC (Germany)	8.50	01/18/31	600,724
	425	Exide Technologies (b)(c)	8.625	02/01/18	258,188
	475	General Motors Co. (a)	4.875	10/02/23	502,312
	325	Guitar Center, Inc. (a)	6.50	04/15/19	322,563
	325	Home Depot, Inc.	5.875	12/16/36	403,374
	141	Iconix Brand Group, Inc.	2.50	06/01/16	204,450
	75	Johnson Controls, Inc.	3.625	07/02/24	75,484
	150	Johnson Controls, Inc.	4.95	07/02/64	152,660
KRW	200,000	Lotte Shopping Co. Ltd., Series LOTT (Korea, Republic of)	0.00	01/24/18	200,221
	$575	QVC, Inc.	4.375	03/15/23	585,136
	250	Target Corp.	3.50	07/01/24	253,352
	220	Toll Brothers Finance Corp.	0.50	09/15/32	234,575
	450	Toyota Motor Credit Corp. (Japan)	2.75	05/17/21	452,513
	875	United Airlines Pass-Through Trust	4.30	08/15/25	901,250
	275	US Airways Pass-Through Trust	3.95	11/15/25	279,125
	780	Wyndham Worldwide Corp.	4.25	03/01/22	802,939
	265	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	7.75	08/15/20	290,175
					9,026,686
		Consumer, Non-Cyclical (10.0%)
	440	ADT Corp. (The)	6.25	10/15/21	467,500
	400	Albea Beauty Holdings SA (a)	8.375	11/01/19	437,000
	465	Altria Group, Inc.	5.375	01/31/44	511,295
	819	Amgen, Inc.	5.15	11/15/41	882,101
	775	Anheuser-Busch InBev Finance, Inc. (Belgium)	3.70	02/01/24	796,987
	340	Aramark Services, Inc.	5.75	03/15/20	361,250
	450	BioMarin Pharmaceutical, Inc.	1.50	10/15/20	476,156
	260	BRF SA (Brazil) (a)	3.95	05/22/23	246,350
	500	Coca-Cola Co.	3.20	11/01/23	506,400
	350	ESAL GmbH (Brazil) (a)	6.25	02/05/23	344,750
	350	Gilead Sciences, Inc.	4.80	04/01/44	370,801
	225	Grifols Worldwide Operations Ltd. (Spain) (a)	5.25	04/01/22	234,000

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ June 30, 2014 (unaudited) (continued)

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
HKD	2,000	Hengan International Group Co., Ltd. (China)	0.00%	06/27/18	$266,760
	$131	Jarden Corp.	1.875	09/15/18	181,189
	200	JBS Investments GmbH (Brazil) (a)	7.75	10/28/20	215,000
	450	McKesson Corp.	2.70	12/15/22	431,481
	140	McKesson Corp.	4.883	03/15/44	147,605
	760	Medtronic, Inc.	3.625	03/15/24	781,080
	770	Novartis Capital Corp. (Switzerland)	3.40	05/06/24	781,523
	775	PepsiCo, Inc.	3.60	03/01/24	799,951
	321	PHH Corp.	4.00	09/01/14	323,408
	600	Philip Morris International, Inc.	4.50	03/20/42	612,941
	455	RR Donnelley & Sons Co.	7.875	03/15/21	525,525
	425	Salix Pharmaceuticals Ltd. (a)	6.00	01/15/21	456,875
	800	Sigma Alimentos SA de CV (Mexico) (a)	5.625	04/14/18	888,800
	595	Teva Pharmaceutical Finance IV BV (Israel)	3.65	11/10/21	611,575
	370	United Rentals North America, Inc.	5.75	11/15/24	385,263
	750	UnitedHealth Group, Inc.	2.875	03/15/23	737,141
	930	WM Wrigley Jr Co. (a)	2.90	10/21/19	954,763
	190	Zimmer Holdings, Inc.	5.75	11/30/39	221,595
					14,957,065
		Diversified (0.2%)
	200	Alfa SAB de CV (Mexico) (a)	5.25	03/25/24	209,200
		Energy (8.4%)
	400	Anadarko Petroleum Corp.	6.45	09/15/36	511,758
	675	Buckeye Partners LP	4.15	07/01/23	696,977
	450	Canadian Natural Resources Ltd. (Canada)	6.25	03/15/38	562,125
	400	Cimarex Energy Co.	5.875	05/01/22	444,000
	350	Continental Resources, Inc.	5.00	09/15/22	381,063
	600	DCP Midstream Operating LP	3.875	03/15/23	608,573
	340	Denbury Resources, Inc.	5.50	05/01/22	348,075
	510	Ecopetrol SA (Colombia)	5.875	09/18/23	573,750
	425	Energy Transfer Partners LP	3.60	02/01/23	421,861
	600	Energy Transfer Partners LP	4.90	02/01/24	645,527
EUR	200	Eni SpA, Series GALP (Italy)	0.25	11/30/15	282,185
	$650	EnLink Midstream Partners LP	2.70	04/01/19	659,979
	850	Enterprise Products Operating LLC	5.95	02/01/41	1,015,402
	1,175	Kinder Morgan Energy Partners LP	3.50	09/01/23	1,143,373
	100	Kinder Morgan Energy Partners LP	4.15	02/01/24	101,619
	200	Lukoil International Finance BV (Russia)	2.625	06/16/15	204,250
	375	Marathon Petroleum Corp.	6.50	03/01/41	464,724
	500	Nexen Energy ULC (Canada)	6.40	05/15/37	603,620
	240	Pertamina Persero PT (Indonesia) (a)	6.45	05/30/44	238,800

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ June 30, 2014 (unaudited) (continued)

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$100	Phillips 66	5.875%		05/01/42	$120,253
	675	Pioneer Natural Resources Co.	3.95		07/15/22	710,078
	245	Plains All American Pipeline LP/PAA Finance Corp.	6.70		05/15/36	312,878
	300	Rowan Cos., Inc.	5.85		01/15/44	325,025
	355	Sinopec Group Overseas Development 2012 Ltd. (China) (a)(d)	2.75		05/17/17	366,261
	225	Spectra Energy Capital LLC	8.00		10/01/19	284,195
	450	Transocean, Inc.	6.375		12/15/21	521,365
						12,547,716
		Finance (40.4%)
EUR	200	Aabar Investments PJSC (Germany)	4.00		05/27/16	329,591
	$390	ABB Treasury Center USA, Inc. (Switzerland) (a)	4.00		06/15/21	416,603
	300	Abbey National Treasury Services PLC (United Kingdom)	4.00		03/13/24	310,207
	800	ABN Amro Bank N.V. (Netherlands) (a)	2.50		10/30/18	812,136
	475	ACE INA Holdings, Inc.	3.35		05/15/24	480,138
	420	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (a)	3.75		05/15/19	423,675
	375	Alexandria Real Estate Equities, Inc.	3.90		06/15/23	374,124
	325	American Campus Communities Operating Partnership LP	3.75		04/15/23	321,842
	1,285	American Financial Group, Inc.	9.875		06/15/19	1,684,618
	375	American International Group, Inc.	4.875		06/01/22	418,279
	720	American International Group, Inc.	6.40		12/15/20	870,396
	350	American International Group, Inc.	8.25		08/15/18	435,235
	370	American Tower Corp.	3.50		01/31/23	363,502
	151	Ares Capital Corp. (a)	4.375		01/15/19	159,683
	825	Banco de Credito del Peru (Peru) (a)	6.125	(e)	04/24/27	882,750
	1,920	Bank of America Corp.	4.00		04/01/24	1,963,359
	555	Bank of America Corp.	7.75		05/14/38	764,833
	800	BBVA Bancomer SA (Mexico) (a)	6.50		03/10/21	906,000
	610	Bear Stearns Cos., LLC (The)	5.55		01/22/17	672,829
	300	Billion Express Investments Ltd. (China) (d)	0.75		10/18/15	308,250
	365	BNP Paribas SA (France)	5.00		01/15/21	407,075
	75	Boston Properties LP	3.80		02/01/24	75,996
	425	BPCE SA (France) (a)	5.15		07/21/24	449,557
	385	Brookfield Asset Management, Inc. (Canada)	5.80		04/25/17	427,169
	936	Capital One Bank, USA NA	3.375		02/15/23	931,402
	300	Citigroup, Inc.	3.875		10/25/23	307,877
	170	Citigroup, Inc.	5.50		09/13/25	190,033
	170	Citigroup, Inc.	6.675		09/13/43	212,398
	1,200	Citigroup, Inc.	8.125		07/15/39	1,807,103
	700	CNA Financial Corp.	7.35		11/15/19	865,444
	1,175	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	3.95		11/09/22	1,196,653

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ June 30, 2014 (unaudited) (continued)

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$260	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands) (a)	11.00	(e) %	06/30/19(f)	$349,749
270	Credit Agricole SA (France) (a)	7.875	(e)	01/23/24(f)	295,313
825	Credit Suisse AG (Switzerland) (a)	6.50		08/08/23	917,812
425	Discover Bank	7.00		04/15/20	511,116
715	Discover Financial Services	3.85		11/21/22	729,264
1,060	Ford Motor Credit Co., LLC	4.207		04/15/16	1,119,212
600	Ford Motor Credit Co., LLC	5.00		05/15/18	668,063
400	Ford Motor Credit Co., LLC	5.875		08/02/21	470,320
545	General Electric Capital Corp.	5.30		02/11/21	620,605
1,170	General Electric Capital Corp., MTN	5.875		01/14/38	1,424,331
1,650	General Electric Capital Corp., Series G	6.00		08/07/19	1,956,694
620	Genworth Financial, Inc.	7.70		06/15/20	765,965
1,935	Goldman Sachs Group, Inc. (The)	3.625		01/22/23	1,946,875
900	Goldman Sachs Group, Inc. (The)	6.75		10/01/37	1,086,173
950	Goodman Funding Pty Ltd. (Australia) (a)	6.375		04/15/21	1,106,357
600	Hartford Financial Services Group, Inc.	5.50		03/30/20	687,451
1,675	HBOS PLC, Series G (United Kingdom) (a)	6.75		05/21/18	1,933,000
400	Healthcare Trust of America Holdings LP	3.70		04/15/23	389,403
485	HSBC Finance Corp.	6.676		01/15/21	580,799
200	HSBC Holdings PLC (United Kingdom)	4.25		03/14/24	206,233
705	HSBC Holdings PLC (United Kingdom)	6.50		05/02/36	868,746
375	HSBC USA, Inc.	3.50		06/23/24	376,851
750	ING Bank N.V. (Netherlands) (a)	5.80		09/25/23	846,410
420	Intesa Sanpaolo SpA (Italy)	5.25		01/12/24	460,160
310	Jefferies Finance LLC/JFIN Co-Issuer Corp. (a)	7.375		04/01/20	327,050
490	JPMorgan Chase & Co.	3.20		01/25/23	487,413
910	JPMorgan Chase & Co.	3.875		02/01/24	938,969
1,745	JPMorgan Chase & Co.	4.50		01/24/22	1,915,117
275	Lincoln National Corp.	7.00		06/15/40	378,321
1,170	Lloyds Bank PLC (United Kingdom) (a)	6.50		09/14/20	1,375,100
705	Macquarie Group Ltd. (Australia) (a)	6.00		01/14/20	799,603
600	Metlife Capital Trust IV (See Note 7) (a)	7.875		12/15/37	748,500
1,315	Nationwide Building Society (United Kingdom) (a)	6.25		02/25/20	1,554,564
775	Nationwide Financial Services, Inc. (a)	5.375		03/25/21	865,525
375	Omega Healthcare Investors, Inc. (a)	4.95		04/01/24	384,886
370	Platinum Underwriters Finance, Inc., Series B	7.50		06/01/17	425,881
1,035	Post Apartment Homes LP	3.375		12/01/22	1,007,855
350	Principal Financial Group, Inc.	1.85		11/15/17	352,053
425	Principal Financial Group, Inc.	8.875		05/15/19	549,270
925	Protective Life Corp.	7.375		10/15/19	1,145,801
675	Prudential Financial, Inc.	5.625	(e)	06/15/43	725,409

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ June 30, 2014 (unaudited) (continued)

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$135	Prudential Financial, Inc., MTN	6.625%		12/01/37	$174,281
775	QBE Capital Funding III Ltd. (Australia) (a)	7.25	(e)	05/24/41	836,200
575	Realty Income Corp.	3.25		10/15/22	563,868
280	Santander Holdings USA, Inc.	3.45		08/27/18	297,006
700	Santander US Debt SAU (Spain) (a)	3.724		01/20/15	710,455
510	Standard Chartered PLC (United Kingdom) (a)	3.95		01/11/23	508,232
550	Turkiye Is Bankasi (Turkey) (a)	7.85		12/10/23	610,500
375	Voya Financial, Inc.	5.65	(e)	05/15/53	383,438
575	Weingarten Realty Investors	3.375		10/15/22	564,538
450	Wells Fargo & Co.	4.10		06/03/26	456,739
670	Wells Fargo & Co.	4.125		08/15/23	697,321
284	Wells Fargo & Co.	5.606		01/15/44	326,617
					60,196,171
	Industrials (6.1%)
522	Anixter, Inc.	5.625		05/01/19	563,108
377	Bombardier, Inc. (Canada) (a)	6.125		01/15/23	390,195
1,000	Burlington Northern Santa Fe LLC	3.05		03/15/22	1,006,573
875	Caterpillar, Inc.	3.40		05/15/24	886,770
330	CEVA Group PLC (United Kingdom) (a)	7.00		03/01/21	340,725
480	CRH America, Inc.	8.125		07/15/18	590,622
248	General Cable Corp.	4.50	(g)	11/15/29	246,450
220	General Electric Co.	4.50		03/11/44	230,180
1,060	Heathrow Funding Ltd. (United Kingdom) (a)	4.875		07/15/21	1,161,600
950	Koninklijke Philips N.V. (Netherlands)	3.75		03/15/22	1,000,570
340	L-3 Communications Corp.	4.95		02/15/21	377,334
510	MasTec, Inc.	4.875		03/15/23	504,900
460	Packaging Corp. of America	4.50		11/01/23	493,619
500	Silgan Holdings, Inc. (a)	5.50		02/01/22	520,000
775	Union Pacific Railroad Co. 2014-1 Pass Through Trust	3.227		05/14/26	781,177
					9,093,823
	Information Technology (0.4%)
600	Oracle Corp.	4.50		07/08/44	599,706
	Technology (3.8%)
475	Apple, Inc.	4.45		05/06/44	483,294
225	Hewlett-Packard Co.	3.75		12/01/20	235,516
495	Hewlett-Packard Co.	4.65		12/09/21	540,905
234	Intel Corp.	2.95		12/15/35	291,476
1,150	International Business Machines Corp.	1.95		02/12/19	1,156,846
255	Lam Research Corp.	1.25		05/15/18	349,669
400	NetApp, Inc.	2.00		12/15/17	406,230
264	Nuance Communications, Inc.	2.75		11/01/31	264,990

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ June 30, 2014 (unaudited) (continued)

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$227	NVIDIA Corp. (a)	1.00%		12/01/18	$251,686
438	Salesforce.com, Inc. (a)	0.25		04/01/18	505,069
325	SanDisk Corp. (a)	0.50		10/15/20	410,516
355	Take-Two Interactive Software, Inc.	1.75		12/01/16	466,381
350	Xilinx, Inc.	3.00		03/15/21	353,791
					5,716,369
	Utilities (6.3%)
775	Boston Gas Co. (a)	4.487		02/15/42	797,662
530	CEZ AS (Czech Republic) (a)	4.25		04/03/22	556,405
495	CMS Energy Corp.	5.05		03/15/22	563,518
280	CMS Energy Corp.	6.25		02/01/20	332,739
440	EDP Finance BV (Portugal) (a)	4.90		10/01/19	466,444
330	EDP Finance BV (Portugal) (a)	5.25		01/14/21	350,625
675	Enel Finance International N.V. (Italy) (a)	5.125		10/07/19	760,849
210	Enel SpA (Italy) (a)	8.75	(e)	09/24/73	247,800
1,400	Exelon Generation Co., LLC	4.00		10/01/20	1,477,964
200	Fermaca Enterprises S de RL de CV (Mexico) (a)	6.375		03/30/38	209,500
850	Jersey Central Power & Light Co. (a)	4.70		04/01/24	910,981
325	Origin Energy Finance Ltd. (Australia) (a)	3.50		10/09/18	337,611
775	PPL WEM Holdings Ltd. (a)	3.90		05/01/16	811,907
590	Puget Energy, Inc.	6.50		12/15/20	712,253
870	TransAlta Corp. (Canada)	4.50		11/15/22	883,240
					9,419,498
	Total Corporate Bonds (Cost $134,309,666)				144,705,878
	Asset-Backed Securities (0.8%)
	CVS Pass-Through Trust
934		6.036		12/10/28	1,077,936
108	(a)	8.353		07/10/31	142,973
	Total Asset-Backed Securities (Cost $1,042,752)				1,220,909
	Variable Rate Senior Loan Interests (0.4%)
	Consumer, Cyclical (0.2%)
300	Diamond Resorts Corp., Term Loan	5.50		09/30/14	302,625
	Technology (0.2%)
365	Aspect Software, Inc., Term B	7.25		08/07/14	369,497
	Total Variable Rate Senior Loan Interests (Cost $670,306)				672,122

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ June 30, 2014 (unaudited) (continued)

NUMBER OF SHARES				VALUE
	Convertible Preferred Stock (0.3%)
	Electric Utilities
5,800	NextEra Energy, Inc. (Cost $328,396)			$376,942
PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE
	Short-Term Investments (0.8%)
	U.S. Treasury Securities (0.7%)
	U.S. Treasury Bills
$40	(h)(i)	0.023%	08/21/14	39,999
60	(h)(i)	0.04	08/21/14	59,997
10	(h)(i)	0.058	08/21/14	9,999
967	(h)(i)	0.063	08/21/14	966,915
	Total U.S. Treasury Securities (Cost $1,076,910)			1,076,910
NUMBER OF SHARES (000)
	Investment Company (0.1%)
	80Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 7) (Cost $80,208)			80,208
	Total Short-Term Investments (Cost $1,157,118)			1,157,118
	Total Investments (Cost $137,508,238) (j)		99.4%	148,132,969
	Other Assets in Excess of Liabilities		0.6	967,788
	Net Assets		100.0%	$149,100,757

  MTN  Medium Term Note.

  PJSC  Public Joint Stock Company.

  (a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (b)  Issuer in bankruptcy.

  (c)  Non-income producing security; bond in default.

  (d)  Security trades on the Hong Kong exchange.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ June 30, 2014 (unaudited) (continued)

  (e)  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2014.

  (f)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2014.

  (g)  Multi-step coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2014. Maturity date disclosed is the ultimate maturity date.

  (h)  Rate shown is the yield to maturity at June 30, 2014.

  (i)  All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.

  (j)  Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and swap agreements.

FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS OPEN AT JUNE 30, 2014:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
HSBC Bank PLC	HKD	2,082,500	$268,664	07/17/14	$21
UBS AG	EUR	590,333	$805,256	07/17/14	(3,133)
Net Unrealized Depreciation					$(3,112)

FUTURES CONTRACTS OPEN AT JUNE 30, 2014:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
215	Long	U.S. Treasury 2 yr. Note, Sep-14	$47,212,656	$(47,031)
127	Long	U.S. Treasury Ultra Long Bond, Sep-14	19,042,063	(126,081)
16	Long	U.S. Treasury Long Bond, Sep-14	2,195,000	(5,828)
196	Short	U.S. Treasury 5 yr. Note, Sep-14	(23,414,344)	71,336
212	Short	U.S. Treasury 10 yr. Note, Sep-14	(26,536,438)	100,485
Net Unrealized Depreciation				$(7,119)

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ June 30, 2014 (unaudited) (continued)

CREDIT DEFAULT SWAP AGREEMENTS OPEN AT JUNE 30, 2014:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)	UPFRONT PAYMENTS PAID (RECEIVED)	VALUE	CREDIT RATING OF REFERENCE OBLIGATION†
Barclays Bank PLC Yum! Brands, Inc.	Buy	$825	1.00%	12/20/18	$(9,996)	$(14,319)	$(24,315)	BBB
Barclays Bank PLC Quest Diagnostics, Inc.	Buy	845	1.00	03/20/19	(16,806)	16,218	(588)	BBB+
Morgan Stanley & Co., LLC* CDX.NA.IG.22	Buy	10,225	1.00	06/20/19	4,410	(209,345)	(204,935)	NR
Morgan Stanley & Co., LLC* CDX.NA.HY.21	Buy	3,564	5.00	12/20/18	(34,210)	(296,152)	(330,362)	NR
Morgan Stanley & Co., LLC* CDX.NA.IG.22	Buy	1,411	5.00	06/20/19	(16,723)	(107,600)	(124,323)	NR
Total Credit Default Swaps		$16,870			$(73,325)	$(611,198)	$(684,523)

INTEREST RATE SWAP AGREEMENTS OPEN AT JUNE 30, 2014:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America NA	$2,000	3 Month LIBOR	Receive	2.04%	02/13/23	$48,344
Deutsche Bank AG	6,510	3 Month LIBOR	Receive	3.03	05/14/43	324,566
Deutsche Bank AG	2,185	3 Month LIBOR	Receive	2.80	05/01/43	202,554
Goldman Sachs International	2,200	3 Month LIBOR	Receive	2.42	03/22/22	(34,052)
JPMorgan Chase Bank NA	1,069	3 Month LIBOR	Receive	2.43	03/22/22	(17,795)
Morgan Stanley & Co., LLC*	7,820	3 Month LIBOR	Receive	2.75	11/20/23	(160,049)
Net Unrealized Appreciation						$363,568

  LIBOR  London Interbank Offered Rate.

  NR  Not Rated.

  †  Credit rating as issued by Standard & Poor's.

  *  Cleared swap agreements, the broker is Morgan Stanley & Co., LLC.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ June 30, 2014 (unaudited) (continued)

Currency Abbreviations

EUR  Euro.

HKD  Hong Kong Dollar.

KRW  South Korean Won.

USD  United States Dollar.

LONG TERM CREDIT ANALYSIS+
AA	6.7%
A	32.6
BBB	45.8
BB	8.8
B or Below	2.8
Not Rated	3.3
	100.0	%++

  +  The ratings shown are based on the Portfolio's security ratings as determined by Standard & Poor's, Moody's or Fitch, each a Nationally Recognized Statistical Ratings Organization ("NRSRO").

  ++  Does not include open long/short futures contracts with an underlying face amount of $118,400,501 with net unrealized depreciation of $7,119. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of $3,112. Also does not include open swap agreements with net unrealized appreciation of $290,243.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - European Equity

Portfolio of Investments ■ June 30, 2014 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (97.8%)
	France (16.8%)
	Aerospace & Defense
17,236	Airbus Group N.V.	$1,155,046
	Banks
17,646	BNP Paribas SA	1,197,140
55,029	Credit Agricole SA	776,117
		1,973,257
	Electrical Equipment
13,819	Schneider Electric SE	1,300,912
	Hotels, Restaurants & Leisure
20,967	Accor SA	1,090,697
	Insurance
50,415	AXA SA	1,204,976
	Media
27,623	SES SA	1,047,730
	Multi-Utilities
49,546	Suez Environnement Co.	948,450
	Total France	8,721,068
	Germany (15.5%)
	Automobiles
16,905	Daimler AG (Registered)	1,583,325
4,950	Volkswagen AG (Preference)	1,300,027
		2,883,352
	Health Care Providers & Services
6,135	Fresenius SE & Co., KGaA	914,832
	Industrial Conglomerates
11,772	Siemens AG (Registered)	1,554,717
	Insurance
4,811	Muenchener Rueckversicherungs AG (Registered) (a)	1,066,549
	Pharmaceuticals
11,722	Bayer AG (Registered)	1,655,654
	Total Germany	8,075,104
NUMBER OF SHARES		VALUE
	Ireland (1.9%)
	Construction Materials
39,177	CRH PLC	$1,005,309
	Italy (1.8%)
	Banks
113,071	UniCredit SpA	946,774
	Netherlands (2.2%)
	Media
50,019	Reed Elsevier N.V.	1,147,225
	Spain (4.2%)
	Banks
89,092	Banco Bilbao Vizcaya Argentaria SA	1,135,639
	Information Technology Services
25,474	Amadeus IT Holding SA, Class A	1,050,633
	Total Spain	2,186,272
	Sweden (3.0%)
	Household Products
31,456	Svenska Cellulosa AB SCA, Class B	819,644
	Wireless Telecommunication Services
8,296	Millicom International Cellular SA SDR	759,876
	Total Sweden	1,579,520
	Switzerland (17.5%)
	Chemicals
2,426	Syngenta AG (Registered)	903,595
	Food Products
30,878	Nestle SA (Registered)	2,392,105
	Insurance
4,036	Zurich Insurance Group AG (b)	1,216,534

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - European Equity

Portfolio of Investments ■ June 30, 2014 (unaudited) continued

NUMBER OF SHARES		VALUE
	Pharmaceuticals
24,542	Novartis AG (Registered)	$2,222,285
7,848	Roche Holding AG (Genusschein)	2,340,772
		4,563,057
	Total Switzerland	9,075,291
	United Kingdom (34.9%)
	Aerospace & Defense
51,049	Rolls-Royce Holdings PLC (b)	933,934
	Banks
308,765	Barclays PLC	1,124,478
180,714	HSBC Holdings PLC	1,833,685
		2,958,163
	Household Products
16,286	Reckitt Benckiser Group PLC	1,421,465
	Insurance
60,325	Prudential PLC	1,384,451
	Metals & Mining
193,154	Glencore PLC	1,076,150
	Oil, Gas & Consumable Fuels
60,795	BG Group PLC	1,284,950
191,555	BP PLC	1,687,982
42,475	Royal Dutch Shell PLC, Class A	1,758,049
		4,730,981
	Pharmaceuticals
55,061	GlaxoSmithKline PLC	1,473,779
	Tobacco
28,305	British American Tobacco PLC	1,684,784
24,719	Imperial Tobacco Group PLC	1,112,598
		2,797,382
	Wireless Telecommunication Services
409,563	Vodafone Group PLC	1,366,806
	Total United Kingdom	18,143,111
	Total Common Stocks (Cost $34,423,316)	50,879,674
NUMBER OF SHARES (000)		VALUE
	Short-Term Investments (3.3%) Securities held as Collateral on Loaned Securities (1.4%)
	Investment Company (1.2%)
599	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 7) (Cost $598,994)	$598,994
PRINCIPAL AMOUNT (000)
	Repurchase Agreement (0.2%)
$111	Barclays Capital, Inc. (0.07%, dated 06/30/14, due 07/01/14; proceeds $111,308; fully collateralized by a U.S. Government Obligation; 3.63% due 08/15/43; valued at $113,535) (Cost $111,308)	111,308
	Total Securities held as Collateral on Loaned Securities (Cost $710,302)	710,302

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - European Equity

Portfolio of Investments ■ June 30, 2014 (unaudited) continued

NUMBER OF SHARES (000)		VALUE
	Investment Company (1.9%)
1,010	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 7) (Cost $1,009,541)	$1,009,541
	Total Short-Term Investments (Cost $1,719,843)	1,719,843
Total Investments (Cost $36,143,159)	101.1%	52,599,517
Liabilities in Excess of Other Assets	(1.1)	(557,003)
Net Assets	100.0%	$52,042,514

  SDR  Swedish Depositary Receipt.

  (a)  All or a portion of this security was on loan at June 30, 2014.

  (b)  Non-income producing security.

SUMMARY OF INVESTMENTS INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	$7,692,490		14.8%
Banks	7,013,833		13.5
Insurance	4,872,510		9.4
Oil, Gas & Consumable Fuels	4,730,981		9.1
Automobiles	2,883,352		5.6
Tobacco	2,797,382		5.4
Food Products	2,392,105		4.6
Household Products	2,241,109		4.3
Media	2,194,955		4.2
Wireless Telecommunication Services	2,126,682		4.1
Aerospace & Defense	2,088,980		4.0
Industrial Conglomerates	1,554,717		3.0
Electrical Equipment	1,300,912		2.5
Hotels, Restaurants & Leisure	1,090,697		2.1
Metals & Mining	1,076,150		2.1
Information Technology Services	1,050,633		2.0
Investment Company	1,009,541		2.0
Construction Materials	1,005,309		1.9
Multi-Utilities	948,450		1.8
Health Care Providers & Services	914,832		1.8
Chemicals	903,595		1.8
	$51,889,215	++	100.0%

++  Does not reflect the value of securities held as collateral on loaned securities.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Multi Cap Growth

Portfolio of Investments ■ June 30, 2014 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.1%)
	Automobiles (3.8%)
42,431	Tesla Motors, Inc. (a)	$10,185,986
	Chemicals (2.1%)
44,332	Monsanto Co.	5,529,974
	Commercial Services & Supplies (2.4%)
214,831	Edenred (France)	6,514,354
	Communications Equipment (2.4%)
95,931	Motorola Solutions, Inc.	6,386,127
	Diversified Financial Services (2.6%)
152,104	MSCI, Inc. (a)	6,973,968
	Electrical Equipment (0.5%)
18,952	SolarCity Corp. (a)(b)	1,338,011
	Food Products (2.9%)
85,368	Mead Johnson Nutrition Co.	7,953,736
	Health Care Equipment & Supplies (3.7%)
24,377	Intuitive Surgical, Inc. (a)	10,038,449
	Health Care Technology (3.3%)
72,219	athenahealth, Inc. (a)	9,036,763
	Hotels, Restaurants & Leisure (3.9%)
105,024	Fiesta Restaurant Group, Inc. (a)	4,874,164
71,921	Starbucks Corp.	5,565,247
		10,439,411
	Information Technology Services (5.7%)
105,323	Mastercard, Inc., Class A	7,738,081
36,565	Visa, Inc., Class A	7,704,611
		15,442,692
	Insurance (1.5%)
72,465	Arch Capital Group Ltd. (a)	4,162,390
	Internet & Catalog Retail (11.6%)
64,674	Amazon.com, Inc. (a)	21,004,822
8,659	Priceline Group, Inc. (a)	10,416,777
		31,421,599
NUMBER OF SHARES		VALUE
	Internet Software & Services (22.3%)
335,989	Facebook, Inc., Class A (a)	$22,608,700
14,256	Google, Inc., Class A (a)	8,335,055
20,392	Google, Inc., Class C (a)	11,731,110
40,687	LinkedIn Corp., Class A (a)	6,976,600
262,275	Twitter, Inc. (a)	10,745,407
		60,396,872
	Life Sciences Tools & Services (6.1%)
92,405	Illumina, Inc. (a)	16,497,989
	Media (1.6%)
36,473	Naspers Ltd., Class N (South Africa)	4,293,765
	Oil, Gas & Consumable Fuels (1.0%)
31,647	Range Resources Corp.	2,751,707
	Pharmaceuticals (2.8%)
60,847	Valeant Pharmaceuticals International, Inc. (Canada) (a)	7,674,024
	Professional Services (5.8%)
142,714	Advisory Board Co. (The) (a)	7,392,585
119,996	Corporate Executive Board Co. (The)	8,186,127
		15,578,712
	Software (6.9%)
55,294	FireEye, Inc. (a)	2,242,172
149,598	Salesforce.com, Inc. (a)	8,688,652
53,092	Splunk, Inc. (a)	2,937,580
52,239	Workday, Inc., Class A (a)	4,694,196
		18,562,600
	Tech Hardware, Storage & Peripherals (2.7%)
79,408	Apple, Inc.	7,379,385
	Textiles, Apparel & Luxury Goods (2.5%)
34,215	Christian Dior SA (France)	6,807,393
	Total Common Stocks (Cost $142,792,750)	265,365,907

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Multi Cap Growth

Portfolio of Investments ■ June 30, 2014 (unaudited) continued

NUMBER OF SHARES		VALUE
	Preferred Stocks (1.9%)
	Hotels, Restaurants & Leisure (0.7%)
114,561	Blue Bottle Coffee, Inc., Series B (a)(c)(d)(e) (acquisition cost - $1,657,606; acquired 01/24/14)	$1,789,443
	Internet & Catalog Retail (0.6%)
14,239	Airbnb, Inc., Series D (a)(c)(d)(e) (acquisition cost - $1,739,139; acquired 04/16/14)	1,739,138
	Software (0.6%)
141,612	Lookout, Inc., Series F (a)(c)(d)(e) (acquisition cost - $1,617,648; acquired 06/17/14)	1,617,648
	Total Preferred Stocks (Cost $5,014,393)	5,146,229
NOTIONAL AMOUNT
	Call Options Purchased (0.0%)
	Foreign Currency Options
3,207,286	USD/CNY December 2014 @ CNY 6.50	1,408
39,918,529	USD/CNY December 2014 @ CNY 6.50	18,363
45,129,097	USD/CNY December 2014 @ CNY 6.50	21,391
48,990,861	USD/CNY June 2015 @ CNY 6.62	77,601
	Total Call Options Purchased (Cost $414,359)	118,763
NUMBER OF SHARES (000)		VALUE
	Short-Term Investments (0.7%) Securities held as Collateral on Loaned Securities (0.5%)
	Investment Company (0.4%)
1,048	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 7) (Cost $1,047,636)	$1,047,636
PRINCIPAL AMOUNT (000)
	Repurchase Agreements (0.1%)
$109	Barclays Capital, Inc. (0.08%, dated 06/30/14, due 07/01/14; proceeds $108,562; fully collateralized by various U.S. Government agency securities; 3.50% - 4.50% due 09/01/33 - 06/20/44; valued at $110,733)	108,562
136	BNP Paribas Securities Corp. (0.11%, dated 06/30/14, due 07/01/14; proceeds $136,234; fully collateralized by a U.S. Government agency security; 4.00% due 06/20/44; valued at $139,029)	136,234
	Total Repurchase Agreements (Cost $244,796)	244,796
	Total Securities held as Collateral on Loaned Securities (Cost $1,292,432)	1,292,432

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Multi Cap Growth

Portfolio of Investments ■ June 30, 2014 (unaudited) continued

NUMBER OF SHARES (000)		VALUE
	Investment Company (0.2%)
502	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 7) (Cost $501,923)	$501,923
	Total Short-Term Investments (Cost $1,794,355)	1,794,355
Total Investments (Cost $150,015,857)	100.7%	272,425,254
Liabilities in Excess of Other Assets	(0.7)	(1,868,272)
Net Assets	100.0%	$270,556,982

  (a)  Non-income producing security.

  (b)  All or a portion of this security was on loan at June 30, 2014.

  (c)  At June 30, 2014, the Portfolio held fair valued securities valued at $5,146,229, representing 1.9% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (d)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2014 amounts to $5,146,229 and represents 1.9% of net assets.

  (e)  Illiquid security.

Currency Abbreviation

CNY — Chinese Yuan Renminbi.

USD — United States Dollar.

SUMMARY OF INVESTMENTS INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Internet Software & Services	$60,396,872		22.3%
Internet & Catalog Retail	33,160,737		12.2
Software	20,180,248		7.4
Life Sciences Tools & Services	16,497,989		6.1
Professional Services	15,578,712		5.8
Information Technology Services	15,442,692		5.7
Hotels, Restaurants & Leisure	12,228,854		4.5
Automobiles	10,185,986		3.8
Health Care Equipment & Supplies	10,038,449		3.7
Health Care Technology	9,036,763		3.3
Food Products	7,953,736		2.9
Pharmaceuticals	7,674,024		2.8
Tech Hardware, Storage & Peripherals	7,379,385		2.7
Diversified Financial Services	6,973,968		2.6
Textiles, Apparel & Luxury Goods	6,807,393		2.5
Commercial Services & Supplies	6,514,354		2.4
Communications Equipment	6,386,127		2.4
Chemicals	5,529,974		2.0
Media	4,293,765		1.6
Insurance	4,162,390		1.5
Oil, Gas & Consumable Fuels	2,751,707		1.0
Electrical Equipment	1,338,011		0.5
Investment Company	501,923		0.2
Other	118,763		0.1
	$271,132,822	++	100.0%

++  Does not reflect the value of securities held as collateral on loaned securities.

See Notes to Financial Statements

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Morgan Stanley Variable Investment Series

Financial Statements

Statements of Assets and Liabilities
June 30, 2014 (unaudited)

	Money Market	Limited Duration	Income Plus
Assets:
Investments in securities, at value*	$68,094,536 (1)	$38,968,186	$147,304,261
Investment in affiliate, at value**	—	463,413	828,708
Total investments in securities, at value	68,094,536	39,431,599	148,132,969
Unrealized appreciation on open swap agreements	—	56,476	575,464
Unrealized appreciation on open foreign currency forward exchange contracts	—	—	21
Cash	14,810	—	—
Receivable for:
Interest	10,460	188,502	1,714,746
Shares of beneficial interest sold	103,414	19,196	70,084
Investments sold	—	133,249	4,808
Dividends	—	—	—
Foreign withholding taxes reclaimed	—	—	—
Variation margin on open futures contracts	—	1,003	64,004
Premium paid on open swap agreements	—	4,798	16,218
Interest and dividends from affiliates	—	1,977	2,124
Variation margin on open swap agreements	—	296	—
Due from Adviser	654	—	—
Prepaid expenses and other assets	6,852	1,553	8,610
Total Assets	68,230,726	39,838,649	150,589,048
Liabilities:
Collateral on securities loaned, at value	—	—	—
Unrealized depreciation on open swap agreements	—	7,698	78,649
Unrealized depreciation on open foreign currency forward exchange contracts	—	—	3,133
Due to broker	—	—	630,000
Payable for:
Investments purchased	—	199,776	599,706
Shares of beneficial interest redeemed	22,518	468	15,383
Advisory fee	—	10,130	53,291
Distribution fee (Class Y)	—	6,593	16,288
Administration fee	—	2,709	10,158
Premium received on open swap agreements	—	3,905	14,319
Variation margin on open swap agreements	—	—	1,845
Transfer agent fee	—	390	7
Accrued expenses and other payables	30,171	41,342	65,512
Total Liabilities	52,689	273,011	1,488,291
Net Assets	$68,178,037	$39,565,638	$149,100,757
Composition of Net Assets:
Paid-in-capital	$68,182,225	$68,724,853	$139,309,211
Net unrealized appreciation (depreciation)	—	490,676	10,904,750
Accumulated undistributed net investment income (net investment loss)	(2,581)	189,462	2,537,307
Accumulated net realized gain (loss)	(1,607)	(29,839,353)	(3,650,511)
Net Assets	$68,178,037	$39,565,638	$149,100,757
* Cost	$68,094,536	$38,523,524	$136,795,030
** Affiliated Cost	$—	$463,708	$713,208
Class X Shares:
Net Assets	$31,129,218	$8,793,982	$72,684,183
Shares Outstanding (unlimited shares authorized, $0.01 par value)	31,130,948	1,173,912	6,207,711
Net Asset Value Per Share	$1.00	$7.49	$11.71
Class Y Shares:
Net Assets	$37,048,819	$30,771,656	$76,416,574
Shares Outstanding (unlimited shares authorized, $0.01 par value)	37,051,281	4,111,081	6,537,126
Net Asset Value Per Share	$1.00	$7.49	$11.69

(1)  Including repurchase agreements of $24,900,000.

(2)  Including securities loaned at value of $701,085 and $1,338,011, respectively.

(3)  Including foreign currency valued at $48,500 with a cost of $48,220.

See Notes to Financial Statements

	European Equity		Multi Cap Growth
Assets:
Investments in securities, at value*	$50,990,982	(2)	$270,875,695	(2)
Investment in affiliate, at value**	1,608,535		1,549,559
Total investments in securities, at value	52,599,517		272,425,254
Unrealized appreciation on open swap agreements	—		—
Unrealized appreciation on open foreign currency forward exchange contracts	—		—
Cash	63,560	(3)	81,588
Receivable for:
Interest	—		—
Shares of beneficial interest sold	587		44,610
Investments sold	11,236		—
Dividends	85,149		61,752
Foreign withholding taxes reclaimed	94,314		—
Variation margin on open futures contracts	—		—
Premium paid on open swap agreements	—		—
Interest and dividends from affiliates	68		134
Variation margin on open swap agreements	—		—
Due from Adviser	—		—
Prepaid expenses and other assets	5,787		14,060
Total Assets	52,860,218		272,627,398
Liabilities:
Collateral on securities loaned, at value	725,363		1,374,020
Unrealized depreciation on open swap agreements	—		—
Unrealized depreciation on open foreign currency forward exchange contracts	—		—
Due to broker	—		300,000
Payable for:
Investments purchased	—		—
Shares of beneficial interest redeemed	28,706		134,240
Advisory fee	28,727		92,863
Distribution fee (Class Y)	2,322		12,555
Administration fee	3,592		18,001
Premium received on open swap agreements	—		—
Variation margin on open swap agreements	—		—
Transfer agent fee	210		457
Accrued expenses and other payables	28,784		138,280
Total Liabilities	817,704		2,070,416
Net Assets	$52,042,514		$270,556,982
Composition of Net Assets:
Paid-in-capital	$42,813,611		$128,105,429
Net unrealized appreciation (depreciation)	16,460,449		122,409,397
Accumulated undistributed net investment income (net investment loss)	1,979,348		(58,343)
Accumulated net realized gain (loss)	(9,210,894)		20,100,499
Net Assets	$52,042,514		$270,556,982
* Cost	$34,534,624		$148,466,298
** Affiliated Cost	$1,608,535		$1,549,559
Class X Shares:
Net Assets	$41,296,752		$210,316,628
Shares Outstanding (unlimited shares authorized, $0.01 par value)	2,055,842		3,892,801
Net Asset Value Per Share	$20.09		$54.03
Class Y Shares:
Net Assets	$10,745,762		$60,240,354
Shares Outstanding (unlimited shares authorized, $0.01 par value)	536,008		1,131,735
Net Asset Value Per Share	$20.05		$53.23

Morgan Stanley Variable Investment Series

Financial Statements continued

Statements of Operations
For the six months ended June 30, 2014 (unaudited)

	Money Market		Limited Duration	Income Plus
Net Investment Income:
Income
Interest	$66,136		$372,856	$3,074,205
Dividends†	—		—	18,055
Income from securities loaned - net	—		—	—
Interest and dividends from affiliates (Note 7)	—		2,221	24,207
Total Income	66,136		375,077	3,116,467
†Net of foreign withholding taxes	—		—	—
Expenses
Advisory fee (Note 4)	158,296		60,812	319,098
Professional fees	36,917		41,884	44,145
Administration fee (Note 4)	17,588		16,217	60,781
Custodian fees	12,388		12,998	19,318
Pricing fees	—		10,913	—
Shareholder reports and notices	5,886		4,894	9,146
Transfer agent fees and expenses	2,459		1,518	1,212
Trustees' fees and expenses	1,009		815	1,316
Distribution fee (Class Y shares) (Note 5)	47,073		39,385	98,634
Other	2,632		6,893	26,783
Total Expenses	284,248		196,329	580,433
Less: amounts waived	(221,631	)(4)	—	—
Less: rebate from Morgan Stanley affiliated cash sweep (Note 7)	—		(358)	(1,209)
Net Expenses	62,617		195,971	579,224
Net Investment Income (Loss)	3,519		179,106	2,537,243
Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	40		102,865	2,268,483
Futures contracts	—		82,928	1,583,658
Swap agreements	—		(50,902)	(176,499)
Foreign currency forward exchange contracts	—		—	419
Foreign currency translation	—		—	699
Net Realized Gain	40		134,891	3,676,760
Change in Unrealized Appreciation (Depreciation) on:
Investments	—		215,406	4,932,662
Investments in affiliates (Note 7)	—		5,544	57,000
Futures contracts	—		77,461	79,664
Swap agreements	—		(160,339)	(1,904,033)
Foreign currency forward exchange contracts	—		—	5,571
Foreign currency translation	—		—	(153)
Net Change in Unrealized Appreciation (Depreciation)	—		138,072	3,170,711
Net Gain (Loss)	40		272,963	6,847,471
Net Increase	$3,559		$452,069	$9,384,714

(4)  See Note 5.

(5)  See Note 4.

See Notes to Financial Statements

	European Equity		Multi Cap Growth
Net Investment Income:
Income
Interest	$—		$—
Dividends†	2,222,015		696,700
Income from securities loaned - net	39,342		134,807
Interest and dividends from affiliates (Note 7)	248		2,215
Total Income	2,261,605		833,722
†Net of foreign withholding taxes	133,818		45,145
Expenses
Advisory fee (Note 4)	230,388		586,208
Professional fees	40,516		55,395
Administration fee (Note 4)	21,185		111,659
Custodian fees	14,780		10,860
Pricing fees	—		—
Shareholder reports and notices	5,224		14,848
Transfer agent fees and expenses	1,772		1,648
Trustees' fees and expenses	1,439		7,836
Distribution fee (Class Y shares) (Note 5)	13,892		82,692
Other	7,886		8,513
Total Expenses	337,082		879,659
Less: amounts waived	(58,379	)(5)	(1,397	)(5)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 7)	(557)		(4,644)
Net Expenses	278,146		873,618
Net Investment Income (Loss)	1,983,459		(39,896)
Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	3,078,019		20,135,552
Futures contracts	—		—
Swap agreements	—		—
Foreign currency forward exchange contracts	—		—
Foreign currency translation	(5,875)		(1,566)
Net Realized Gain	3,072,144		20,133,986
Change in Unrealized Appreciation (Depreciation) on:
Investments	(4,011,439)		(15,404,395)
Investments in affiliates (Note 7)	—		—
Futures contracts	—		—
Swap agreements	—		—
Foreign currency forward exchange contracts	—		—
Foreign currency translation	(260)		—
Net Change in Unrealized Appreciation (Depreciation)	(4,011,699)		(15,404,395)
Net Gain (Loss)	(939,555)		4,729,591
Net Increase	$1,043,904		$4,689,695

Morgan Stanley Variable Investment Series

Financial Statements continued

Statements of Changes in Net Assets

	Money Market		Limited Duration		Income Plus
	For The Six Months Ended June 30, 2014	For The Year Ended December 31, 2013	For The Six Months Ended June 30, 2014	For The Year Ended December 31, 2013	For The Six Months Ended June 30, 2014	For The Year Ended December 31, 2013
	(unaudited)		(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$3,519	$8,325	$179,106	$485,624	$2,537,243	$6,220,980
Net realized gain	40	181	134,891	221,661	3,676,760	3,197,006
Net change in unrealized appreciation (depreciation)	—	—	138,072	(675,597)	3,170,711	(8,029,174)
Net Increase	3,559	8,506	452,069	31,688	9,384,714	1,388,812
Dividends and Distributions to Shareholders from:
Net investment income
Class X shares	(1,636)	(3,879)	(155,915)	(250,020)	(3,018,703)	(3,915,814)
Class Y shares	(1,883)	(4,439)	(458,467)	(817,023)	(2,962,049)	(4,145,124)
Net realized gain
Class X shares	—	—	—	—	—	—
Class Y shares	—	—	—	—	—	—
Total Dividends and Distributions	(3,519)	(8,318)	(614,382)	(1,067,043)	(5,980,752)	(8,060,938)
Net increase (decrease) from transactions in shares of beneficial interest	(5,124,133)	(17,530,755)	(2,592,061)	(6,008,408)	(10,729,733)	(21,246,050)
Net Increase (Decrease)	(5,124,093)	(17,530,567)	(2,754,374)	(7,043,763)	(7,325,771)	(27,918,176)
Net Assets:
Beginning of period	73,302,130	90,832,697	42,320,012	49,363,775	156,426,528	184,344,704
End of Period	$68,178,037	$73,302,130	$39,565,638	$42,320,012	$149,100,757	$156,426,528
Accumulated Undistributed Net Investment Income (Loss)	$(2,581)	$(2,581)	$189,462	$624,738	$2,537,307	$5,980,816

See Notes to Financial Statements

	European Equity		Multi Cap Growth
	For The Six Months Ended June 30, 2014	For The Year Ended December 31, 2013	For The Six Months Ended June 30, 2014	For The Year Ended December 31, 2013
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,983,459	$1,190,720	$(39,896)	$(279,819)
Net realized gain	3,072,144	2,377,762	20,133,986	35,123,309
Net change in unrealized appreciation (depreciation)	(4,011,699)	9,249,212	(15,404,395)	70,572,291
Net Increase	1,043,904	12,817,694	4,689,695	105,415,781
Dividends and Distributions to Shareholders from:
Net investment income
Class X shares	(966,435)	(1,199,464)	—	(803,872)
Class Y shares	(223,195)	(318,348)	—	(149,244)
Net realized gain
Class X shares	—	—	(26,529,060)	(2,596,410)
Class Y shares	—	—	(7,687,678)	(880,535)
Total Dividends and Distributions	(1,189,630)	(1,517,812)	(34,216,738)	(4,430,061)
Net increase (decrease) from transactions in shares of beneficial interest	(3,032,778)	(7,992,151)	4,260,060	(15,635,322)
Net Increase (Decrease)	(3,178,504)	3,307,731	(25,266,983)	85,350,398
Net Assets:
Beginning of period	55,221,018	51,913,287	295,823,965	210,473,567
End of Period	$52,042,514	$55,221,018	$270,556,982	$295,823,965
Accumulated Undistributed Net Investment Income (Loss)	$1,979,348	$1,185,519	$(58,343)	$(18,447)

Morgan Stanley Variable Investment Series

Financial Statements continued

Statements of Changes in Net Assets continued
Summary of Transactions in Shares of Beneficial Interest

	Money Market		Limited Duration		Income Plus
	For The Six Months Ended June 30, 2014	For The Year Ended December 31, 2013	For The Six Months Ended June 30, 2014	For The Year Ended December 31, 2013	For The Six Months Ended June 30, 2014	For The Year Ended December 31, 2013
	(unaudited)		(unaudited)		(unaudited)
Class X Shares
Shares
Sold	3,483,550	7,380,723	16,525	43,669	47,144	64,030
Issued due to a tax-free reorganization	—	—	—	—	—	—
Reinvestment of dividends and distributions	1,636	3,879	20,816	33,469	257,788	353,732
Redeemed	(6,306,716)	(15,701,483)	(103,598)	(214,752)	(540,462)	(1,222,438)
Net Increase (Decrease) - Class X	(2,821,530)	(8,316,881)	(66,257)	(137,614)	(235,530)	(804,676)
Amount
Sold	$3,483,550	$7,380,723	$125,346	$332,159	$564,411	$746,626
Issued due to tax-free reorganization	—	—	—	—	—	—
Reinvestment of dividends and distributions	1,636	3,879	155,915	250,020	3,018,703	3,915,814
Redeemed	(6,306,716)	(15,701,483)	(786,714)	(1,641,542)	(6,427,963)	(14,284,563)
Net Increase (Decrease) - Class X	$(2,821,530)	$(8,316,881)	$(505,453)	$(1,059,363)	$(2,844,849)	$(9,622,123)
Class Y Shares
Sold	6,290,152	14,392,152	79,550	140,151	32,674	285,191
Issued due to a tax-free reorganization	—	—	—	—	—	—
Reinvestment of dividends and distributions	1,883	4,439	61,211	109,521	253,383	375,124
Redeemed	(8,594,638)	(23,610,465)	(416,207)	(899,133)	(949,532)	(1,640,218)
Net Increase (Decrease) - Class Y	(2,302,603)	(9,213,874)	(275,446)	(649,461)	(663,475)	(979,903)
Amount
Sold	$6,290,152	$14,392,152	$602,865	$1,069,903	$388,491	$3,272,780
Issued due to a tax-free reorganization	—	—	—	—	—	—
Reinvestment of dividends and distributions	1,883	4,439	458,467	817,023	2,962,049	4,145,124
Redeemed	(8,594,638)	(23,610,465)	(3,147,940)	(6,835,971)	(11,235,424)	(19,041,831)
Net Increase (Decrease) - Class Y	$(2,302,603)	$(9,213,874)	$(2,086,608)	$(4,949,045)	$(7,884,884)	$(11,623,927)

See Notes to Financial Statements

	European Equity		Multi Cap Growth
	For The Six Months Ended June 30, 2014	For The Year Ended December 31, 2013	For The Six Months Ended June 30, 2014	For The Year Ended December 31, 2013
	(unaudited)		(unaudited)
Class X Shares
Shares
Sold	17,262	29,245	7,888	22,511
Issued due to a tax-free reorganization	—	—	—	249,276
Reinvestment of dividends and distributions	48,105	72,916	491,006	75,161
Redeemed	(163,433)	(408,264)	(293,034)	(681,103)
Net Increase (Decrease) - Class X	(98,066)	(306,103)	205,860	(334,155)
Amount
Sold	$349,259	$532,041	$494,768	$1,091,891
Issued due to tax-free reorganization	—	—	—	10,973,148
Reinvestment of dividends and distributions	966,435	1,199,464	26,529,060	3,400,282
Redeemed	(3,304,924)	(7,259,851)	(17,753,232)	(33,184,994)
Net Increase (Decrease) - Class X	$(1,989,230)	$(5,528,346)	$9,270,596	$(17,719,673)
Class Y Shares
Sold	1,130	5,705	3,739	2,273
Issued due to a tax-free reorganization	—	—	—	360,951
Reinvestment of dividends and distributions	11,132	19,400	144,424	23,002
Redeemed	(64,019)	(161,337)	(219,450)	(306,356)
Net Increase (Decrease) - Class Y	(51,757)	(136,232)	(71,287)	79,870
Amount
Sold	$23,098	$99,702	$212,651	$119,830
Issued due to a tax-free reorganization	—	—	—	15,701,356
Reinvestment of dividends and distributions	223,195	318,348	7,687,678	1,029,779
Redeemed	(1,289,841)	(2,881,855)	(12,910,865)	(14,766,614)
Net Increase (Decrease) - Class Y	$(1,043,548)	$(2,463,805)	$(5,010,536)	$2,084,351

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2014 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Variable Investment Series (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund is offered exclusively to life insurance companies in connection with particular life insurance and/or annuity contracts they offer. The Fund applies investment company accounting and reporting guidance.

The Fund, organized on February 25, 1983 as a Massachusetts business trust, consists of five Portfolios ("Portfolios") which commenced operations as follows:

PORTFOLIO	COMMENCEMENT OF OPERATIONS	PORTFOLIO	COMMENCEMENT OF OPERATIONS
Money Market	March 9, 1984	European Equity	March 1, 1991
Limited Duration	May 4, 1999	Multi Cap Growth	March 9, 1984
Income Plus	March 1, 1987

On June 5, 2000, the Fund commenced offering one additional class of shares (Class Y shares). The two classes are identical except that Class Y shares incur distribution expenses. Class X shares are generally available to holders of contracts offered before May 1, 2000. Class Y shares are available to holders of contracts offered on or after June 5, 2000.

The investment objectives of each Portfolio are as follows:

PORTFOLIO	INVESTMENT OBJECTIVE
Money Market	Seeks high current income, preservation of capital and liquidity.
Limited Duration	Seeks to provide a high level of current income, consistent with the preservation of capital.
Income Plus

Seeks, as its primary objective, to provide a high level of current income by investing primarily in U.S. government securities and other fixed-income securities. As a secondary objective, the Portfolio seeks capital appreciation but only when consistent with its primary objective.

European Equity	Seeks to maximize the capital appreciation of its investments.
Multi Cap Growth

Seeks, as its primary objective, growth of capital through investments in common stocks of companies believed by the Adviser to have potential for superior growth. As a secondary objective, the Portfolio seeks income but only when consistent with its primary objective.

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2014 (unaudited) continued

The following is a summary of significant accounting policies:

A. Valuation of Investments — Money Market: Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Act. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. All remaining Portfolios: (1) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange ("NYSE"); (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options are valued by an outside pricing service approved by the Fund's Board of Trustees (the "Trustees") or quotes from a broker or dealer; (7) certain senior collateralized loans ("Senior Loans") are valued based on quotations received from an independent pricing service; (8) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited (the "Sub-Adviser"), each a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (9) certain portfolio securities

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2014 (unaudited) continued

may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; (10) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (11) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities' fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2014 (unaudited) continued

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is accrued daily as earned except where collection is not expected. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income.

C. Repurchase Agreements — The Fund invests directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization.

Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated on the Portfolio of Investments, the cash or securities to be repurchased exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.

D. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation and Foreign Investments — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of  such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2014 (unaudited) continued

exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statements of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statements of Operations.

F. Restricted Securities — Certain Portfolios invest in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Portfolio may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Portfolio, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Portfolio could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Portfolio would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

G. Senior Loans — Senior Loans are typically structured by a syndicate of lenders ("Lenders"), one or more of which administers the Senior Loan on behalf of the Lenders ("Agent"). Lenders may sell interests in Senior Loans to third parties ("Participations") or may assign all or a portion of their interest in a Senior Loan to third parties ("Assignments"). Senior Loans are exempt from registration under the Securities Act of 1933. Presently, Senior Loans are not readily marketable and are often subject to restrictions on resale.

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2014 (unaudited) continued

H. Securities Lending — Certain Portfolios may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Portfolio. The Portfolio receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned-Net" in the Portfolio's Statement of Operations.

A Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2014.

	GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
PORTFOLIO	GROSS ASSET AMOUNTS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES		FINANCIAL INSTRUMENT	COLLATERAL RECEIVED		NET AMOUNT (NOT LESS THAN $0)
European Equity	$701,085	(a)	—	$(701,085	)(b)(c)	$0
Multi Cap Growth	1,338,011	(a)	—	(1,338,011	)(c)(d)	0

(a)  Represents market value of loaned securities at period end.

(b)  The Portfolio received cash collateral of $725,363, of which $710,302 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2014 there was uninvested cash of $15,061, which is not reflected in the Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

(d)  The Portfolio received cash collateral of $1,374,020, of which $1,292,432 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2014 there was uninvested cash of $81,588, which is not reflected in the Portfolio of Investments.

I. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually (except for Money Market which declares and pays daily). Net realized capital gains, if any, are distributed at least annually.

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2014 (unaudited) continued

J. Expenses — Direct expenses are charged to the respective Portfolio and general Fund expenses are allocated on the basis of relative net assets or equally among the Portfolios.

K. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

L. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, Fair Value Measurements and Disclosures ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2014 (unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Portfolio's investments as of June 30, 2014.

Investment Type	Level 1 Unadjusted Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market
Assets:
Repurchase Agreements	$—	$24,900,000	$—	$24,900,000
Certificates of Deposit	—	14,100,001	—	14,100,001
Commercial Paper	—	10,944,631	—	10,944,631
Floating Rate Notes	—	7,849,947	—	7,849,947
Extendible Floating Rate Notes	—	7,299,957	—	7,299,957
Time Deposit	—	3,000,000	—	3,000,000
Total Assets	$—	$68,094,536	$—	$68,094,536
Limited Duration
Assets:
Fixed Income Securities
Corporate Bonds	$—	$26,281,635	$—	$26,281,635
Asset-Backed Securities	—	7,648,442	—	7,648,442
Agency Adjustable Rate Mortgages	—	1,925,339	—	1,925,339
U.S. Treasury Security	—	1,205,484	—	1,205,484
Collateralized Mortgage Obligations — Agency Collateral Series	—	964,973	—	964,973
Sovereign	—	445,958	—	445,958
Mortgage — Other	—	243,890	—	243,890
Commercial Mortgage-Backed Securities	—	198,114	—	198,114
Agency Fixed Rate Mortgages	—	187,632	—	187,632
Total Fixed Income Securities	—	39,101,467	—	39,101,467
Short-Term Investments
U.S. Treasury Securities	—	139,989	—	139,989
Investment Company	190,143	—	—	190,143
Total Short-Term Investments	190,143	139,989	—	330,132
Futures Contracts	19,000	—	—	19,000
Credit Default Swap Agreements	—	258	—	258
Interest Rate Swap Agreements	—	56,476	—	56,476
Total Assets	209,143	39,298,190	—	39,507,333

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2014 (unaudited) continued

Investment Type	Level 1 Unadjusted Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Liabilities:
Futures Contracts	$(21,727)	$—	$—	$(21,727)
Credit Default Swap Agreements	—	(7,698)	—	(7,698)
Total Liabilities	(21,727)	(7,698)	—	(29,425)
Total	$187,416	$39,290,492	$—	$39,477,908
Income Plus
Assets:
Fixed Income Securities
Corporate Bonds	$—	$144,705,878	$—	$144,705,878
Asset-Backed Securities	—	1,220,909	—	1,220,909
Variable Rate Senior Loan Interests	—	672,122	—	672,122
Total Fixed Income Securities	—	146,598,909	—	146,598,909
Convertible Preferred Stock	376,942	—	—	376,942
Short-Term Investments
U.S. Treasury Securities	—	1,076,910	—	1,076,910
Investment Company	80,208	—	—	80,208
Total Short-Term Investments	80,208	1,076,910	—	1,157,118
Foreign Currency Forward Exchange Contracts	—	21	—	21
Futures Contracts	171,821	—	—	171,821
Credit Default Swap Agreements	—	4,410	—	4,410
Interest Rate Swap Agreements	—	575,464	—	575,464
Total Assets	628,971	148,255,714	—	148,884,685
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(3,133)	—	(3,133)
Futures Contracts	(178,940)	—	—	(178,940)
Credit Default Swap Agreements	—	(77,735)	—	(77,735)
Interest Rate Swap Agreements	—	(211,896)	—	(211,896)
Total Liabilities	(178,940)	(292,764)	—	(471,704)
Total	$450,031	$147,962,950	$—	$148,412,981

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2014 (unaudited) continued

Investment Type	Level 1 Unadjusted Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
European Equity
Assets:
Common Stocks
Aerospace & Defense	$2,088,980	$—	$—	$2,088,980
Automobiles	2,883,352	—	—	2,883,352
Banks	7,013,833	—	—	7,013,833
Chemicals	903,595	—	—	903,595
Construction Materials	1,005,309	—	—	1,005,309
Electrical Equipment	1,300,912	—	—	1,300,912
Food Products	2,392,105	—	—	2,392,105
Health Care Providers & Services	914,832	—	—	914,832
Hotels, Restaurants & Leisure	1,090,697	—	—	1,090,697
Household Products	2,241,109	—	—	2,241,109
Industrial Conglomerates	1,554,717	—	—	1,554,717
Information Technology Services	1,050,633	—	—	1,050,633
Insurance	4,872,510	—	—	4,872,510
Media	2,194,955	—	—	2,194,955
Metals & Mining	1,076,150	—	—	1,076,150
Multi-Utilities	948,450	—	—	948,450
Oil, Gas & Consumable Fuels	4,730,981	—	—	4,730,981
Pharmaceuticals	7,692,490	—	—	7,692,490
Tobacco	2,797,382	—	—	2,797,382
Wireless Telecommunication Services	2,126,682	—	—	2,126,682
Total Common Stocks	50,879,674	—	—	50,879,674
Short-Term Investments
Investment Company	1,608,535	—	—	1,608,535
Repurchase Agreement	—	111,308	—	111,308
Total Short-Term Investments	1,608,535	111,308	—	1,719,843
Total Assets	$52,488,209	$111,308	$—	$52,599,517

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2014 (unaudited) continued

Investment Type	Level 1 Unadjusted Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Multi Cap Growth
Assets:
Common Stocks
Automobiles	$10,185,986	$—	$—	$10,185,986
Chemicals	5,529,974	—	—	5,529,974
Commercial Services & Supplies	6,514,354	—	—	6,514,354
Communications Equipment	6,386,127	—	—	6,386,127
Diversified Financial Services	6,973,968	—	—	6,973,968
Electrical Equipment	1,338,011	—	—	1,338,011
Food Products	7,953,736	—	—	7,953,736
Health Care Equipment & Supplies	10,038,449	—	—	10,038,449
Health Care Technology	9,036,763	—	—	9,036,763
Hotels, Restaurants & Leisure	10,439,411	—	—	10,439,411
Information Technology Services	15,442,692	—	—	15,442,692
Insurance	4,162,390	—	—	4,162,390
Internet & Catalog Retail	31,421,599	—	—	31,421,599
Internet Software & Services	60,396,872	—	—	60,396,872
Life Sciences Tools & Services	16,497,989	—	—	16,497,989
Media	4,293,765	—	—	4,293,765
Oil, Gas & Consumable Fuels	2,751,707	—	—	2,751,707
Pharmaceuticals	7,674,024	—	—	7,674,024
Professional Services	15,578,712	—	—	15,578,712
Software	18,562,600	—	—	18,562,600
Tech Hardware, Storage & Peripherals	7,379,385	—	—	7,379,385
Textiles, Apparel & Luxury Goods	6,807,393	—	—	6,807,393
Total Common Stocks	265,365,907	—	—	265,365,907
Preferred Stocks	—	—	5,146,229	5,146,229
Call Options Purchased	—	118,763	—	118,763
Short-Term Investments
Investment Company	1,549,559	—	—	1,549,559
Repurchase Agreements	—	244,796	—	244,796
Total Short-Term Investments	1,549,559	244,796	—	1,794,355
Total Assets	$266,915,466	$363,559	$5,146,229	$272,425,254

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2014, the Fund did not have any investments transfer between investment levels.

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Notes to Financial Statements ■ June 30, 2014 (unaudited) continued

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Multi Cap Growth
Preferred Stocks
Beginning Balance	$—
Purchases	5,014,393
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate Action	—
Change in unrealized appreciation/depreciation	131,836
Realized gains (losses)	—
Ending Balance	$5,146,229
Net change in unrealized appreciation/depreciation from investments still held as of June 30, 2014	$131,836

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2014.

Multi-Cap Growth

	Fair Value at June 30, 2014	Valuation Technique	Unobservable Input	Range		Selected Value	Impact to Valuation from an Increase in Input
Hotels, Restaurants & Leisure
Preferred Stock	$1,789,443	Market Transaction Method	Precedent Transaction of Preferred Stock	$14.4692	$14.4692	$14.4692	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	17.0%	19.0%	18.0%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase

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	Fair Value at June 30, 2014	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an Increase in Input
		Market Comparable Companies	Enterprise Value/ Revenue	7.9	x	12.1	x	9.0	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease
Internet & Catalog Retail
Preferred Stock	$1,739,138	Market Transaction Method	Precedent Transaction of Preferred Stock	$122.1391		$122.1391		$122.1391		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.5%		18.5%		17.5%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	11.5	x	17.1	x	15.5	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease
Software
Preferred Stock	$1,617,648	Market Transaction Method	Precedent Transaction of Preferred Stock	$11.4231		$11.4231		$11.4231		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	17.0%		19.0%		18.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	13.9	x	23.5	x	23.5	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

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Notes to Financial Statements ■ June 30, 2014 (unaudited) continued

3. Derivatives

Certain Portfolios may, but are not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of a Portfolio's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Portfolios to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Portfolios to be more volatile than if the Portfolios had not been leveraged. Although the Adviser and/or Sub-Advisers seek to use derivatives to further the Portfolio's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Portfolios used during the period and their associated risks:

Options In respect to options, certain Portfolios are subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If a Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by a Portfolio. A Portfolio may purchase and/or sell put and call options. Purchasing call options tends to increase a Portfolio's exposure to the underlying (or similar) instrument. Purchasing put

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options tends to decrease a Portfolio's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, a Portfolio bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, a Portfolio may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" on the Statements of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If a Portfolio sells an option, it sells to another party the right to buy from or sell to a Portfolio a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by a Portfolio. When options are purchased OTC, a Portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and a Portfolio may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Foreign Currency Forward Exchange Contracts In connection with its investments in foreign securities, certain Portfolios entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which a Portfolio's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for a Portfolio than if it had not entered into such currency contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the term of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by a Portfolio as unrealized gain or loss. A Portfolio records

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realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed a Portfolio's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by a Portfolio of margin deposits in the event of bankruptcy of a broker with whom a Portfolio has open positions in the futures contract.

Swaps A Portfolio may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). A Portfolio's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions help reduce counterparty credit risk. In a cleared swap, a Portfolio's ultimate counterparty is a clearinghouse rather than a bank, dealer or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by a Portfolio or if the reference index, security or investments do not perform as expected.

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Notes to Financial Statements ■ June 30, 2014 (unaudited) continued

A Portfolio's use of swaps during the period included those based on the credit of an underlying security commonly referred to as credit default swaps. A Portfolio may be either the buyer or seller in a credit default swap. As the buyer in a credit default swap, a Portfolio would pay to the counterparty the periodic stream of payments. If no default occurs, a Portfolio would receive no benefit from the contract. As the seller in a credit default swap, a Portfolio would receive the stream of payments but would be subject to exposure on the notional amount of the swap, which it would be required to pay in the event of default. The use of credit default swaps could result in losses to a Portfolio if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When a Portfolio has an unrealized loss on a swap agreement, the Portfolio has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statements of Assets and Liabilities.

Upfront payments received or paid by a Portfolio will be reflected as an asset or liability in the Statements of Assets and Liabilities.

FASB ASC 815, Derivatives and Hedging: Overall ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why a Portfolio uses derivative instruments, how these derivative instruments are accounted for and their effects on a Portfolio's financial position and results of operations.

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The following table sets forth the fair value of each Portfolio's derivative contracts by primary risk exposure as of June 30, 2014.

PORTFOLIO	PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Limited Duration	Interest Rate Risk	Variation margin on open futures contracts	$19,000	(e)	Variation margin on open futures contracts	$(21,727	)(e)
		Unrealized appreciation on open swap agreements	56,476		Unrealized depreciation on open swap agreements	—
	Credit Risk	Variation margin on open swap agreements	258	(e)	Variation margin on open swap agreements	—
		Unrealized appreciation on open swap agreements	—		Unrealized depreciation on open swap agreements	(7,698)
			$75,734			$(29,425)
Income Plus	Interest Rate Risk	Variation margin on open futures contracts	$171,821	(e)	Variation margin on open futures contracts	$(178,940	)(e)
		Variation margin on open swap agreements	—		Variation margin on open swap agreements	(160,049	)(e)
		Unrealized appreciation on open swap agreements	575,464		Unrealized depreciation on open swap agreements	(51,847)
	Credit Risk	Variation margin on open swap agreements	4,410	(e)	Variation margin on open swap agreements	(50,933	)(e)
		Unrealized appreciation on open swap agreements	—		Unrealized depreciation on open swap agreements	(26,802)
	Foreign Currency Risk	Unrealized appreciation on open foreign currency forward exchange contracts	21		Unrealized depreciation on open foreign currency forward exchange contracts	(3,133)
			$751,716			$(471,704)
Multi Cap Growth	Foreign Currency Risk	Investments, at Value (Options Purchased)	$118,763	(f)	Investments, at Value (Options Purchased)	$—

(e)  Includes cumulative appreciation (depreciation) as reported in the Portfolio of Investments. Only current day's net variation margin is reported within the Statement of Assets and Liabilities.

(f)  Amounts are included in Investments in securities in the Statement of Assets and Liabilities.

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Notes to Financial Statements ■ June 30, 2014 (unaudited) continued

The following tables set forth by primary risk exposure of each Portfolio's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2014 in accordance with ASC 815.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS

PORTFOLIO	PRIMARY RISK EXPOSURE	FUTURES	OPTIONS PURCHASED	FOREIGN CURRENCY FORWARD EXCHANGE	SWAPS
Limited Duration	Interest Rate Risk	$82,928	$—	$—	$(36,545)
	Credit Risk	—	—	—	(14,357)
	Total	$82,928	$—	$—	$(50,902)
Income Plus	Interest Rate Risk	$1,583,658	$—	$—	$(78,259)
	Credit Risk	—	—	—	(98,240)
	Foreign Currency Risk	—	—	419	—
	Total	$1,583,658	$—	$419	$(176,499)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS

PORTFOLIO	PRIMARY RISK EXPOSURE	FUTURES	OPTIONS PURCHASED(g)	FOREIGN CURRENCY FORWARD EXCHANGE	SWAPS
Limited Duration	Interest Rate Risk	$77,461	$—	$—	$(167,156)
	Credit Risk	—	—	—	6,817
	Total	$77,461	$—	$—	$(160,339)
Income Plus	Interest Rate Risk	$79,664	$—	$—	$(1,887,656)
	Credit Risk	—	—	—	(16,377)
	Foreign Currency Risk	—	—	5,571	—
	Total	$79,664	$—	$5,571	$(1,904,033)
Multi Cap Growth	Foreign Currency Risk	$—	$(166,636)	$—	$—

(g)  Amounts are included in Investments in the Statement of Operations.

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Notes to Financial Statements ■ June 30, 2014 (unaudited) continued

At June 30, 2014, each Portfolio's derivative assets and liabilities are as follows:

GROSS AMOUNTS OF ASSETS AND LIABILITIES PRESENTED
IN THE STATEMENT OF ASSETS AND LIABILITIES

PORTFOLIO	DERIVATIVES(h)	ASSETS(i)	LIABILITIES(i)
Limited Duration	Swap Agreements	$56,476	$(7,698)
Income Plus	Foreign Currency Forward Exchange Contracts	$21	$(3,133)
	Swap Agreements	575,464	(78,649)
	Total	$575,485	$(81,782)
Multi Cap Growth	Options Purchased	$118,763	$—

(h)  Excludes exchange traded derivatives.

(i)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.

Certain Portfolios typically enter into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, a Portfolio typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potentially deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between a Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event a Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of a Portfolio's net liability, may be delayed or denied.

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Notes to Financial Statements ■ June 30, 2014 (unaudited) continued

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2014.

GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES

PORTFOLIO	COUNTERPARTY	GROSS ASSET DERIVATIVES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL RECEIVED(j)	NET AMOUNT (NOT LESS THAN $0)
Limited Duration	Bank of America	$11,988	$—	$—	$11,988
	Goldman Sachs International	21,061	—	—	21,061
	Royal Bank of Canada	23,427	—	—	23,427
	Total	$56,476	$—	$—	$56,476
Income Plus	Bank of America	$48,344	$—	$—	$48,344
	Deutsche Bank	527,120	—	(527,120)	0
	HSBC Bank PLC	21	—	—	21
	Total	$575,485	$—	$(527,120)	$48,365
Multi Cap Growth	Royal Bank of Scotland	$118,763	$—	$(118,763)	$0

(j)  In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES

PORTFOLIO	COUNTERPARTY	GROSS LIABILITIES DERIVATIVES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL PLEDGED	NET AMOUNT (NOT LESS THAN $0)
Limited Duration	Barclays Bank PLC	$7,698	$—	$—	$7,698
Income Plus	Barclays Bank PLC	$26,802	$—	$—	$26,802
	Goldman Sachs International	34,052	—	—	34,052
	JPMorgan Chase Bank NA	17,795	—	—	17,795
	UBS AG	3,133	—	—	3,133
	Total	$81,782	$—	$—	$81,782

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Notes to Financial Statements ■ June 30, 2014 (unaudited) continued

For the six months ended June 30, 2014, the average monthly amount outstanding for each derivative type is as follows:

Limited Duration:
Futures Contracts:
Average monthly original value	$18,100,143
Swap Agreements:
Average monthly notional amount	$3,345,000
Income Plus:
Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$2,378,407
Futures Contracts:
Average monthly original value	$106,005,033
Swap Agreements:
Average monthly notional amount	$30,141,417
Multi Cap Growth:
Options Purchased:
Average monthly notional amount	96,420,055

4. Advisory/Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement with the Adviser and Sub-Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the annual rates listed below to each Portfolio's net assets determined at the close of each business day.

Money Market — 0.45% to the portion of the daily net assets not exceeding $250 million; 0.375% to the portion of the daily net assets exceeding $250 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1.25 billion; 0.30% to the portion of the daily net assets exceeding $1.25 billion but not exceeding $1.5 billion; and 0.275% to the portion of the daily net assets in excess of $1.5 billion. For the six months ended June 30, 2014, the advisory fee rate (net of waivers) was equivalent to an annual effective rate of 0.00% of the Portfolio's daily net assets.

Limited Duration — 0.30%.

Income Plus — 0.42% to the portion of the daily net assets not exceeding $500 million; 0.35% to the portion of the daily net assets exceeding $500 million but not exceeding $1.25 billion; and 0.22% to the portion of the daily net assets in excess of $1.25 billion. For the six months ended June 30, 2014, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.42% of the Portfolio's daily net assets.

European Equity — 0.87% to the portion of the daily net assets not exceeding $500 million; 0.82% to the portion of the daily net assets exceeding $500 million but not exceeding $2 billion; 0.77% to the portion of

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Notes to Financial Statements ■ June 30, 2014 (unaudited) continued

the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.745% to the portion of the daily net assets in excess of $3 billion. For the six months ended June 30, 2014, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.65% of the Portfolio's daily net assets.

Multi Cap Growth — 0.42% to the portion of the daily net assets not exceeding $1 billion; 0.395% to the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; and 0.37% to the portion of the daily net assets in excess of $2 billion. For the six months ended June 30, 2014, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.42% of the Portfolio's daily net assets.

Under the Sub-Advisory Agreement between the Adviser and Sub-Adviser, the Sub-Adviser provides European Equity Portfolio with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Trustees. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Portfolio.

Morgan Stanley Services Company Inc. was the Fund's Administrator. Effective January 1, 2014, the Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% (Money Market Portfolio's rate is 0.05%) to each Portfolio's daily net assets.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse European Equity Portfolio so that total annual Portfolio operating expenses, excluding certain investment related expenses, 12b-1 fees, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2014, approximately $58,379 of advisory fees were waived pursuant to this arrangement.

Pursuant to the Reorganization (defined herein, page 88), the Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse Multi Cap Growth Portfolio so that total Portfolio operating expenses, excluding certain investment related expenses, 12b-1 fees, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.57%. The fee waivers and/or expense reimbursements will continue for at least two years from the date of the Reorganization or until such time that the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2014, approximately $1,397 of advisory fees were waived pursuant to this arrangement.

Pursuant to an Administration Agreement with the Adviser/Administrator, each Portfolio pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% (Money Market 0.05%) to the Portfolio's daily net assets.

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Under a Sub-Administration agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from each Portfolio.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser, Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. Under the Plan, Class Y shares of each Portfolio bear a distribution fee which is accrued daily and paid monthly at the annual rate of 0.25% of the average daily net assets of the class.

The Distributor, Adviser, and Administrator have agreed to waive/reimburse all or a portion of the Money Market Portfolio's distribution fee, advisory fee and administration fee, respectively, to the extent that total expenses exceed total income of the Money Market Portfolio on a daily basis. For the six months ended June 30, 2014, the Distributor waived $47,073, the Adviser waived $158,296 and the Administrator waived $14,695. For the six months ended June 30, 2014, the Adviser waived additional fees and/or reimbursed expenses to the extent the Portfolio's total expenses exceeded total income on a daily basis in the amount of $1,567. The fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate.

6. Dividend Disbursing and Transfer Agent

The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Portfolios of the Fund.

7. Security Transactions and Transactions with Affiliates

For the six months ended June 30, 2014, purchases and sales of investment securities, excluding short-term investments, were as follows:

	U.S. GOVERNMENT SECURITIES		OTHER
PORTFOLIO	PURCHASES	SALES	PURCHASES	SALES
Limited Duration	$1,004,875	$4,003,216	$8,929,386	$7,444,889
Income Plus	—	—	36,354,686	45,527,869
European Equity	—	—	7,602,170	10,884,500
Multi Cap Growth	—	—	36,000,985	52,006,959

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2014 (unaudited) continued

Each Portfolio (except Money Market) invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of advisory and administrative fees paid by the Fund due to its investment in the Liquidity Funds.

A summary of each Portfolio's transactions in shares of the Liquidity Funds during the six months ended June 30, 2014 is as follows:

PORTFOLIO	VALUE DECEMBER 31, 2013	PURCHASES AT COST	SALES	DIVIDEND INCOME	VALUE JUNE 30, 2014
Limited Duration	$1,468,944	$6,408,712	$7,687,513	$159	$190,143
Income Plus	4,473,538	21,057,183	25,450,513	582	80,208
European Equity	2,104,199	7,226,015	7,721,679	248	1,608,535
Multi Cap Growth	25,988,819	33,523,103	57,962,363	2,215	1,549,559

In addition, the table also identifies the income distributions earned, if any, by each Portfolio for that Portfolio's investment in the Liquidity Funds.

Income distributions are included in "Interest and dividends from affiliates" in the Statements of Operations.

PORTFOLIO	ADVISORY FEE REDUCTION
Limited Duration	$358
Income Plus	1,209
European Equity	557
Multi Cap Growth	4,644

The following Portfolios had transactions with the following affiliates of the Fund:

PORTFOLIO	ISSUER	VALUE DECEMBER 31, 2013	PURCHASES AT COST	SALES	NET REALIZED GAIN	INTEREST INCOME	VALUE JUNE 30, 2014
Limited Duration	Metropolitan Life Global Funding I	$267,725	$—	$—	$—	$2,062	$273,270
Income Plus	MetLife Capital Trust IV	691,500	—	—	—	23,625	748,500

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2014 (unaudited) continued

retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Aggregate pension costs for the six months ended June 30, 2014, included in Trustees' fees and expenses" in the Statements of Operations and the accrued pension liability included in "accrued expenses and other payables" in the Statements of Assets and Liabilities are as follows:

AGGREGATE PENSION COSTS
EUROPEAN EQUITY	MULTI CAP GROWTH
$212	$3,958

	AGGREGATE PENSION LIABILITY
MONEY MARKET	LIMITED DURATION	INCOME PLUS	EUROPEAN EQUITY	MULTI CAP GROWTH
$3,832	$2,089	$7,851	$2,770	$15,618

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

8. Federal Income Tax Status

It is the Portfolios' intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

A Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2014 (unaudited) continued

FASB ASC 740-10, Income Taxes — Overall, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Portfolios recognize interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statements of Operations. The Portfolios file tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2013, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2013 and 2012 was as follows:

	2013 DISTRIBUTIONS PAID FROM:		2012 DISTRIBUTIONS PAID FROM:
PORTFOLIO	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	ORDINARY INCOME	LONG-TERM CAPITAL GAIN
Money Market	$8,318	$—	$10,504	$—
Limited Duration	1,067,043	—	1,503,210	—
Income Plus	8,060,938	—	10,700,252	—
European Equity	1,517,812	—	1,421,625	—
Multi Cap Growth	951,967	3,478,094	—	4,886,471

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, swap transactions, paydown adjustments, expiring capital losses, net operating losses, partnership basis adjustments, distribution redesignations, book amortization of premium on debt securities,

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2014 (unaudited) continued

nondeductible expenses and expenses and merger adjustments, resulted in the following reclassifications among the Portfolio's components of net assets at December 31, 2013:

PORTFOLIO	ACCUMULATED UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	ACCUMULATED NET REALIZED GAIN (LOSS)	PAID-IN-CAPITAL
Money Market	$(107)	$107	$—
Limited Duration	143,120	1,124,249	(1,267,369)
Income Plus	(225,235)	225,235	—
European Equity	(1,450)	1,450	—
Multi Cap Growth	444,999	(501,796)	56,797

At December 31, 2013, the components of distributable earnings on a tax basis were as follows:

PORTFOLIO	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
Money Market	$4,572	$—
Limited Duration	614,378	—
Income Plus	5,980,746	—
European Equity	1,189,628	—
Multi Cap Growth	4,912,282	29,304,421

At June 30, 2014, cost, gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) of the investments of each of the Portfolios were:

PORTFOLIO	COST	APPRECIATION	DEPRECIATION	NET APPRECIATION (DEPRECIATION)
Money Market	$68,094,536	$—	$—	$—
Limited Duration	38,987,232	573,404	129,037	444,367
Income Plus	137,508,238	11,180,376	555,645	10,624,731
European Equity	36,143,159	17,485,680	1,029,322	16,456,358
Multi Cap Growth	150,015,857	124,597,379	2,187,982	122,409,397

At December 31, 2013, the following Portfolios had available for Federal income tax purposes unused short term and/or long term capital losses that will not expire:

PORTFOLIO	SHORT TERM LOSSES (NO EXPIRATION)	LONG TERM LOSSES (NO EXPIRATION)
Money Market	$1,647	$—
Limited Duration	732	338,635

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2014 (unaudited) continued

In addition, At December 31, 2013, the following Portfolios had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, through the indicated expiration dates:

	AMOUNTS IN THOUSANDS AVAILABLE THROUGH DECEMBER 31,
PORTFOLIO	2014	2015	2016	2017	2018	2019	TOTAL
Limited Duration	$2,233	$1,063	$17,119	$8,980	$—	$—	$29,395
Income Plus	—	—	7,196	—	—	—	7,196
European Equity	—	—	—	8,281	3,315	—	11,596

During the year ended December 31, 2013, the following Portfolio expired capital loss carryforwards for U.S. Federal income tax purposes as follows:

PORTFOLIO	EXPIRED CAPITAL LOSS CARRYFORWARDS
Limited Duration	$1,267,369

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a Portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

During the year ended December 31, 2013, the following Portfolios utilized capital loss carryforwards for U.S. Federal income tax purposes as follows:

PORTFOLIO	UTILIZED CAPITAL LOSS CARRYFORWARDS
Money Market	$288
Income Plus	3,153,122
European Equity	2,344,666

9. Purposes of and Risks Relating to Certain Financial Instruments

Certain Portfolios may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

Certain Portfolios may invest in mortgage securities, including securities issued by the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2014 (unaudited) continued

securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Portfolios. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities issued by FNMA and FHLMC that are held by the Portfolios are not backed by sub-prime mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Money Market Portfolio may enter into repurchase agreements under which the Portfolio sends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to certain costs and delays.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

At June 30, 2014, European Equity Portfolio's investments in securities of issuers in the United Kingdom, Switzerland, Germany and France represented 34.9%, 17.5%, 15.5% and 16.8%, respectively of the Portfolio's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in these countries.

10. Regulatory Matters

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7, which governs money market funds. The majority of these amendments, except for certain disclosure enhancements, will not take effect for two years. The most significant change is a requirement that institutional prime and institutional

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2014 (unaudited) continued

municipal money market funds move to a floating net asset value. Government, treasury, retail prime and retail municipal money market funds will continue to transact at a stable $1.00 share price. At this time, the Fund's management is evaluating the implications and its impact to the Fund.

11. Portfolio Reorganizations

On April 29, 2013, the Multi Cap Growth Portfolio (the "Portfolio") acquired the net assets of Morgan Stanley Variable Investment Series Aggressive Equity Portfolio ("Aggressive Equity Portfolio"), an open-end investment company, based on the respective valuations as of the close of business on April 26, 2013, pursuant to a Plan of Reorganization approved by the shareholders of Aggressive Equity Portfolio on February 21, 2013 ("Reorganization"). The purpose of the transaction was to combine two portfolios managed by Morgan Stanley Investment Management Inc. with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of 249,276 Class X shares of the Portfolio at a net asset value of $44.02 per share for 592,874 Class X shares of Aggressive Equity Portfolio; 360,951 Class Y shares of the Portfolio at a net asset value of $43.50 for 875,713 Class Y shares of Aggressive Equity Portfolio. The net assets of Aggressive Equity Portfolio before the Reorganization were $26,674,482, including unrealized appreciation of $7,944,634 at April 26, 2013. The investment portfolio of Aggressive Equity Portfolio, with a fair value of $26,791,965 and identified cost of $18,847,335 on April 26, 2013, was the principal asset acquired by the Portfolio. For financial reporting purposes, assets received and shares issued by the Portfolio were recorded at fair value; however, the cost basis of the investments received from Aggressive Equity Portfolio was carried forward to align ongoing reporting of the Portfolio's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the Reorganization, the net assets of the Portfolio were $213,552,626. Immediately after the merger, the net assets of the Portfolio were $240,227,108.

Upon closing of the Reorganization, shareholders of Aggressive Equity Portfolio received shares of the Portfolio as follows:

AGGRESSIVE EQUITY PORTFOLIO	MULTI CAP GROWTH PORTFOLIO
Class X	Class X
Class Y	Class Y

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ June 30, 2014 (unaudited) continued

Assuming the acquisition had been completed on January 1, 2013, the beginning of the annual reporting period of the Portfolio, the Portfolio's pro forma results of operations for the period ended December 31, 2013, are as follows:

Net investment income(1)	$5,039
Net gain realized and unrealized gain(2)	$106,904,086
Net increase (decrease) in net assets resulting from operations	$106,909,125

(1)  $(279,819) as reported, plus $37,505 Aggressive Equity Portfolio premerger, plus $247,353 of estimated pro-forma eliminated expenses.

(2)  $105,695,600 as reported, plus $1,208,486 Aggressive Equity Portfolio premerger.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Aggressive Equity Portfolio that have been included in the Portfolio's Statement of Operations since April 29, 2013.

On February 21, 2013, shareholders of the Strategist Portfolio (the "Portfolio") approved an Agreement and Plan of Reorganization by and between Morgan Stanley Variable Investment Series (the "Fund"), on behalf of the Portfolio, and The Universal Institutional Funds, Inc., on behalf of the Global Tactical Asset Allocation Portfolio ("Global Tactical Asset Allocation"), pursuant to which substantially all of the assets and liabilities of the Portfolio would be transferred to Global Tactical Asset Allocation in exchange for shares of Global Tactical Asset Allocation and pursuant to which the Portfolio will be liquidated and terminated (the "Reorganization"). Each Class X shareholder of the Portfolio received Class I shares of Global Tactical Asset Allocation and each Class Y shareholder of the Portfolio received Class II shares of the Global Tactical Asset Allocation. The Reorganization was consummated on April 29, 2013.

On March 17, 2014, shareholders of the Global Infrastructure Portfolio (the "Portfolio") approved an Agreement and Plan of Reorganization by and between Morgan Stanley Variable Investment Series, on behalf of the Portfolio and The Universal Institutional Funds, Inc., on behalf of its newly created series Global Infrastructure Portfolio ("UIF Global Infrastructure"), pursuant to which substantially all of the assets and liabilities of the Portfolio would be transferred to UIF Global Infrastructure in exchange for shares of UIF Global Infrastructure and pursuant to which the Portfolio would be liquidated and terminated (the "Reorganization"). Each Class X shareholder of the Portfolio received Class I shares of UIF Global Infrastructure and each Class Y shareholder of the Portfolio received Class II shares of UIF Global Infrastructure. The Reorganization was consummated on April 28, 2014.

Morgan Stanley Variable Investment Series

Financial Highlights

FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME(a)		NET REALIZED AND UNREALIZED GAIN (LOSS)		TOTAL FROM INVESTMENT OPERATIONS		DIVIDENDS TO SHAREHOLDERS		DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
MONEY MARKET CLASS X SHARES
2009^	$1.00	$0.000	(d)	—		$0.000	(d)	$(0.000	)(d)	—	$(0.000	)(d)
2010^	1.00	0.000	(d)	—		0.000	(d)	(0.000	)(d)	—	(0.000	)(d)
2011	1.00	0.000	(d)	$(0.000	)(d)	0.000	(d)	(0.000	)(d)	—	(0.000	)(d)
2012	1.00	0.000	(d)	0.000	(d)	0.000	(d)	(0.000	)(d)	—	(0.000	)(d)
2013	1.00	0.000	(d)	0.000	(d)	0.000	(d)	(0.000	)(d)	—	(0.000	)(d)
2014^^	1.00	0.000	(d)	0.000	(d)	0.000	(d)	(0.000	)(d)	—	(0.000	)(d)
CLASS Y SHARES
2009^	1.00	0.000	(d)	—		0.000	(d)	(0.000	)(d)	—	(0.000	)(d)
2010^	1.00	0.000	(d)	—		0.000	(d)	(0.000	)(d)	—	(0.000	)(d)
2011	1.00	0.000	(d)	(0.000	)(d)	0.000	(d)	(0.000	)(d)	—	(0.000	)(d)
2012	1.00	0.000	(d)	0.000	(d)	0.000	(d)	(0.000	)(d)	—	(0.000	)(d)
2013	1.00	0.000	(d)	0.000	(d)	0.000	(d)	(0.000	)(d)	—	(0.000	)(d)
2014^^	1.00	0.000	(d)	0.000	(d)	0.000	(d)	(0.000	)(d)	—	(0.000	)(d)
LIMITED DURATION CLASS X SHARES
2009^	7.76	0.20		0.24		0.44		(0.36)		—	(0.36)
2010^	7.84	0.18		0.00		0.18		(0.28)		—	(0.28)
2011	7.74	0.17		0.04		0.21		(0.26)		—	(0.26)
2012	7.69	0.12		0.13		0.25		(0.23)		—	(0.23)
2013	7.71	0.10		(0.07)		0.03		(0.20)		—	(0.20)
2014^^	7.54	0.04		0.05		0.09		(0.14)		—	(0.14)
CLASS Y SHARES
2009^	7.73	0.18		0.24		0.42		(0.34)		—	(0.34)
2010^	7.81	0.16		0.01		0.17		(0.26)		—	(0.26)
2011	7.72	0.15		0.04		0.19		(0.24)		—	(0.24)
2012	7.67	0.10		0.13		0.23		(0.21)		—	(0.21)
2013	7.69	0.08		(0.07)		0.01		(0.18)		—	(0.18)
2014^^	7.52	0.03		0.05		0.08		(0.11)		—	(0.11)

See Notes to Financial Statements

					RATIO TO AVERAGE NET ASSETS(c)
FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE END OF PERIOD	TOTAL RETURN(b)		NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME		REBATE FROM MORGAN STANLEY AFFILIATE		PORTFOLIO TURNOVER RATE
MONEY MARKET CLASS X SHARES
2009^	$1.00	0.03%		$84,486	0.40	%(e)(f)	0.03	%(e)(f)	—		N/A
2010^	1.00	0.01		59,932	0.29	(f)	0.00	(f)(g)	—		N/A
2011	1.00	0.01		51,431	0.22	(f)	0.01	(f)	—		N/A
2012	1.00	0.01		42,267	0.27	(f)	0.01	(f)	—		N/A
2013	1.00	0.01		33,951	0.19	(f)	0.01	(f)	—		N/A
2014^^	1.00	0.00	(g)(k)	31,129	0.18	(f)(l)	0.01	(f)(l)	—		N/A
CLASS Y SHARES
2009^	1.00	0.01		81,145	0.41	(e)(f)	0.01	(e)(f)	—		N/A
2010^	1.00	0.01		67,139	0.29	(f)	0.00	(f)(g)	—		N/A
2011	1.00	0.01		55,849	0.22	(f)	0.01	(f)	—		N/A
2012	1.00	0.01		48,565	0.27	(f)	0.01	(f)	—		N/A
2013	1.00	0.01		39,351	0.19	(f)	0.01	(f)	—		N/A
2014^^	1.00	0.00	(g)(k)	37,049	0.18	(f)(l)	0.01	(f)(l)	—		N/A
LIMITED DURATION CLASS X SHARES
2009^	7.84	5.76		16,889	0.49	(h)	2.61	(h)	0.00	%(g)	105%
2010^	7.74	2.35		14,921	0.55	(h)	2.25	(h)	0.00	(g)	88
2011	7.69	2.75		12,693	0.60	(h)	2.15	(h)	0.00	(g)	45
2012	7.71	3.34		10,628	0.63	(h)	1.52	(h)	0.00	(g)	58
2013	7.54	0.39		9,346	0.75	(h)	1.27	(h)	0.00	(g)	53
2014^^	7.49	1.13	(k)	8,794	0.77	(h)(l)	1.08	(h)(l)	0.00	(g)(l)	25	(k)
CLASS Y SHARES
2009^	7.81	5.56		60,753	0.74	(h)	2.36	(h)	0.00	(g)	105
2010^	7.72	2.22		53,760	0.80	(h)	2.00	(h)	0.00	(g)	88
2011	7.67	2.45		44,085	0.85	(h)	1.90	(h)	0.00	(g)	45
2012	7.69	3.05		38,736	0.88	(h)	1.27	(h)	0.00	(g)	58
2013	7.52	0.09		32,974	1.00	(h)	1.02	(h)	0.00	(g)	53
2014^^	7.49	1.11	(k)	30,772	1.02	(h)(l)	0.83	(h)(l)	0.00	(g)(l)	25	(k)

Morgan Stanley Variable Investment Series

Financial Highlights continued

FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)(a)	NET REALIZED AND UNREALIZED GAIN (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS TO SHAREHOLDERS	DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
INCOME PLUS CLASS X SHARES
2009^	$9.45	$0.57	$1.50	$2.07	$(0.53)	—	$(0.53)
2010^	10.99	0.58	0.39	0.97	(0.70)	—	(0.70)
2011	11.26	0.57	(0.02)	0.55	(0.68)	—	(0.68)
2012	11.13	0.48	1.04	1.52	(0.68)	—	(0.68)
2013	11.97	0.45	(0.35)	0.10	(0.59)	—	(0.59)
2014^^	11.48	0.20	0.54	0.74	(0.51)	—	(0.51)
CLASS Y SHARES
2009^	9.42	0.55	1.49	2.04	(0.51)	—	(0.51)
2010^	10.95	0.55	0.39	0.94	(0.67)	—	(0.67)
2011	11.22	0.54	(0.02)	0.52	(0.65)	—	(0.65)
2012	11.09	0.45	1.04	1.49	(0.65)	—	(0.65)
2013	11.93	0.41	(0.33)	0.08	(0.56)	—	(0.56)
2014^^	11.45	0.19	0.52	0.71	(0.47)	—	(0.47)
EUROPEAN EQUITY CLASS X SHARES
2009^	13.32	0.36	3.01	3.37	(0.56)	$(0.71)	(1.27)
2010^	15.42	0.26	0.76	1.02	(0.39)	—	(0.39)
2011	16.05	0.41	(1.90)	(1.49)	(0.37)	—	(0.37)
2012	14.19	0.53	2.03	2.56	(0.43)	—	(0.43)
2013	16.32	0.42	3.95	4.37	(0.53)	—	(0.53)
2014^^	20.16	0.76	(0.35)	0.41	(0.48)	—	(0.48)
CLASS Y SHARES
2009^	13.24	0.32	3.00	3.32	(0.50)	(0.71)	(1.21)
2010^	15.35	0.22	0.76	0.98	(0.35)	—	(0.35)
2011	15.98	0.37	(1.90)	(1.53)	(0.33)	—	(0.33)
2012	14.12	0.49	2.03	2.52	(0.38)	—	(0.38)
2013	16.26	0.33	3.98	4.31	(0.48)	—	(0.48)
2014^^	20.09	0.73	(0.34)	0.39	(0.43)	—	(0.43)
MULTI CAP GROWTH CLASS X SHARES
2009^	18.41	0.11	12.99	13.10	(0.09)	—	(0.09)
2010^	31.42	0.06	8.65	8.71	(0.06)	—	(0.06)
2011	40.07	0.01	(2.70)	(2.69)	(0.07)	—	(0.07)
2012	37.31	0.20	4.40	4.60	—	(0.90)	(0.90)
2013	41.01	(0.03)	20.55	20.52	(0.20)	(0.66)	(0.86)
2014^^	60.67	0.01	1.14	1.15	—	(7.79)	(7.79)

See Notes to Financial Statements

					RATIO TO AVERAGE NET ASSETS(c)
FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE END OF PERIOD	TOTAL RETURN(b)		NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME (LOSS)		REBATE FROM MORGAN STANLEY AFFILIATE		PORTFOLIO TURNOVER RATE
INCOME PLUS CLASS X SHARES
2009^	$10.99	22.57%		$114,488	0.56	%(h)	5.64	%(h)	0.00	%(g)	75%
2010^	11.26	9.28		106,363	0.59	(h)	5.23	(h)	0.00	(g)	53
2011	11.13	5.01		90,876	0.59	(h)	5.01	(h)	0.00	(g)	43
2012	11.97	14.09		86,765	0.61	(h)	4.14	(h)	0.00	(g)	68
2013	11.48	1.03		73,998	0.62	(h)	3.82	(h)	0.00	(g)	55
2014^^	11.71	6.42	(k)	72,684	0.63	(h)(l)	3.47	(h)(l)	0.00	(g)(l)	24	(k)
CLASS Y SHARES
2009^	10.95	22.29		148,108	0.81	(h)	5.39	(h)	0.00	(g)	75
2010^	11.22	9.01		124,322	0.84	(h)	4.98	(h)	0.00	(g)	53
2011	11.09	4.71		102,948	0.84	(h)	4.76	(h)	0.00	(g)	43
2012	11.93	13.82		97,579	0.86	(h)	3.89	(h)	0.00	(g)	68
2013	11.45	0.81		82,429	0.87	(h)	3.57	(h)	0.00	(g)	55
2014^^	11.69	6.22	(k)	76,417	0.88	(h)(l)	3.22	(h)(l)	0.00	(g)(l)	24	(k)
EUROPEAN EQUITY CLASS X SHARES
2009^	15.42	27.73		61,197	1.00	(h)(i)	2.67	(h)(i)	0.00	(g)	26
2010^	16.05	7.23	(j)	54,824	1.00	(h)(i)	1.81	(h)(i)	0.00	(g)	22
2011	14.19	(9.64)		41,181	1.00	(h)(i)	2.56	(h)(i)	0.00	(g)	11
2012	16.32	18.51		40,141	1.00	(h)(i)	3.50	(h)(i)	0.00	(g)	11
2013	20.16	27.50		43,414	1.00	(h)(i)	2.32	(h)(i)	0.00	(g)	10
2014^^	20.09	2.04	(k)	41,297	1.00	(h)(i)(l)	7.54	(h)(i)(l)	0.00	(g)(l)	14	(k)
CLASS Y SHARES
2009^	15.35	27.41		19,323	1.25	(h)(i)	2.42	(h)(i)	0.00	(g)	26
2010^	15.98	6.96	(j)	17,821	1.25	(h)(i)	1.56	(h)(i)	0.00	(g)	22
2011	14.12	(9.85)		11,668	1.25	(h)(i)	2.31	(h)(i)	0.00	(g)	11
2012	16.26	18.16		11,773	1.25	(h)(i)	3.25	(h)(i)	0.00	(g)	11
2013	20.09	27.20		11,807	1.25	(h)(i)	2.07	(h)(i)	0.00	(g)	10
2014^^	20.05	1.92	(k)	10,746	1.25	(h)(i)(l)	7.29	(h)(i)(l)	0.00	(g)(l)	14	(k)
MULTI CAP GROWTH CLASS X SHARES
2009^	31.42	71.32		202,279	0.55	(h)	0.44	(h)	0.00	(g)	23
2010^	40.07	27.76		220,553	0.58	(h)	0.19	(h)	0.00	(g)	29
2011	37.31	(6.74)		173,284	0.56	(h)	0.03	(h)	0.00	(g)	24
2012	41.01	12.37		164,917	0.58	(h)	0.48	(h)	0.00	(g)	44
2013	60.67	50.76		223,689	0.57	(h)	(0.06	)(h)	0.00	(g)	34
2014^^	54.03	1.90	(k)	210,317	0.57	(h)(l)	0.03	(h)(l)	0.00	(g)(l)	13	(k)

Morgan Stanley Variable Investment Series

Financial Highlights continued

FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)(a)	NET REALIZED AND UNREALIZED GAIN (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS TO SHAREHOLDERS	DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
CLASS Y SHARES
2009^	$18.29	$0.05	$12.90	$12.95	$(0.03)	—	$(0.03)
2010^	31.21	(0.02)	8.58	8.56	—	—	—
2011	39.77	(0.09)	(2.68)	(2.77)	—	—	—
2012	37.00	0.09	4.37	4.46	—	$(0.90)	(0.90)
2013	40.56	(0.15)	20.32	20.17	(0.11)	(0.66)	(0.77)
2014^^	59.96	(0.07)	1.13	1.06	—	(7.79)	(7.79)

^^  For the six months ended June 30, 2014 (unaudited).

^  Beginning with the year ended December 31, 2011, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

(a)  The per share amounts were computed using an average number of shares outstanding during the period.

(b)  Calculated based on the net asset value as of the last business day of the period. Performance shown does not reflect fees and expenses imposed by your insurance company. If performance information included the effect of these additional charges, the total returns would be lower.

(c)  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

(d)  Amount is less than $0.001.

(e)  Reflects fees paid in connection with the U.S. Treasury's Temporary Guarantee Program for Money Market Funds. This fee had an effect of 0.04% for the year ended 2009.

(f)  If the Portfolio had borne all of its expenses that were reimbursed or waived by the Distributor, Adviser and Administrator, the annualized expense and net investment loss ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
June 30, 2014
Class X	0.67%	(0.48)%
Class Y	0.92	(0.73)
December 31, 2013
Class X	0.66	(0.46)
Class Y	0.91	(0.71)
December 31, 2012
Class X	0.63	(0.35)
Class Y	0.88	(0.60)
December 31, 2011
Class X	0.60	(0.37)
Class Y	0.85	(0.62)
December 31, 2010
Class X	0.62	(0.33)
Class Y	0.87	(0.58)
December 31, 2009
Class X	0.59	(0.16)
Class Y	0.84	(0.42)

See Notes to Financial Statements

				RATIO TO AVERAGE NET ASSETS(c)
FOR THE YEAR ENDED DECEMBER 31	NET ASSET VALUE END OF PERIOD	TOTAL RETURN(b)	NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME (LOSS)		REBATE FROM MORGAN STANLEY AFFILIATE		PORTFOLIO TURNOVER RATE
CLASS Y SHARES
2009^	$31.21	70.85%	$64,122	0.80	%(h)	0.19	%(h)	0.00	%(g)	23%
2010^	39.77	27.43	67,303	0.83	(h)	(0.06	)(h)	0.00	(g)	29
2011	37.00	(6.97)	49,678	0.81	(h)	(0.22	)(h)	0.00	(g)	24
2012	40.56	12.09	45,556	0.83	(h)	0.23	(h)	0.00	(g)	44
2013	59.96	50.37	72,135	0.82	(h)	(0.31	)(h)	0.00	(g)	34
2014^^	53.23	1.77 (k)	60,240	0.82	(h)(l)	(0.22	)(h)(l)	0.00	(g)(l)	13	(k)

(g)  Amount is less than 0.005%.

(h)  The ratios reflect the rebate of certain Portfolio expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(i)  If the Portfolio had borne all of its expenses that were reimbursed or waived by the Adviser and Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
June 30, 2014
Class X	1.22%	7.32%
Class Y	1.47	7.07
December 31, 2013
Class X	1.22	2.10
Class Y	1.47	1.85
December 31, 2012
Class X	1.22	3.28
Class Y	1.47	3.03
December 31, 2011
Class X	1.17	2.39
Class Y	1.42	2.14
December 31, 2010
Class X	1.16	1.65
Class Y	1.41	1.40
December 31, 2009
Class X	1.12	2.55
Class Y	1.37	2.30

(j)  During the year ended December 31, 2010, the Portfolio received a regulatory settlement from an unaffiliated third party which had an impact of approximately 0.14% and 0.14% for Class X and Y, respectively, on the total return. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class X and Y shares would have been approximately 7.09% and 6.82%, respectively.

(k)  Not annualized.

(l)  Annualized.

Morgan Stanley Variable Investment Series

Results of Special Shareholder Meeting (unaudited)

On May 17, 2014, a Special Meeting of Shareholders of Global Infrastructure Portfolio (the "Portfolio") was held in order to consider and vote upon a proposal to approve an Agreement and Plan of Reorganization. The voting results were as follows:

Number of Shares
For	Against	Abstain
6,384,187	219,758	929,893

Trustees
Frank L. Bowman	Joseph J. Kearns
Michael Bozic	Michael F. Klein
Kathleen A. Dennis	Michael E. Nugent
James F. Higgins	W. Allen Reed
Dr. Manuel H. Johnson	Fergus Reid
Officers
Michael E. Nugent Chairperson of the Board
John H. Gernon President and Principal Executive Officer
Stefanie V. Chang Yu Chief Compliance Officer
Joseph C. Benedetti Vice President
Francis J. Smith Treasurer and Principal Financial Officer
Mary E. Mullin Secretary
Transfer Agent	Custodian
Boston Financial Data Services, Inc. 2000 Crown Colony Drive Quincy, Massachusetts 02169	State Street Bank and Trust Company One Lincoln Street Boston, Massachusetts 02111
Independent Registered Public Accounting Firm	Legal Counsel
Ernst & Young LLP 200 Clarendon Street Boston, Massachusetts 02116	Dechert LLP 1095 Avenue of the Americas New York, New York 10036
Counsel to the Independent Trustees	Adviser
Kramer Levin Naftalis & Frankel LLP 1177 Avenue of the Americas New York, New York 10036	Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, New York 10036
Sub-Adviser
Morgan Stanley Investment Management Limited 25 Cabot Square, Canary Wharf London, E14 4QA, England

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

#40113A

VARINSAN
976270 EXP 08.31.15

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Variable Investment Series

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 19, 2014

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 19, 2014